UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments

Foreign Government Bonds — 69.8%

Security		Principal Amount (000’s omitted)	Value

Albania — 1.1%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$4,559,894
Albania Government Bond, 8.93%, 4/23/25	ALL	483,300	4,665,829
Republic of Albania, 5.75%, 11/12/20(1)	EUR	41,343	50,036,179

Total Albania			$59,261,902

Argentina — 1.5%
City of Buenos Aires, 7.50%, 6/1/27(1)	USD	32,119	$34,688,520
Province of Neuquen, 8.625%, 5/12/28(1)	USD	1,720	1,896,300
Province of Salta, 9.125%, 7/7/24(1)	USD	1,720	1,866,200
Province of Santa Fe, 6.90%, 11/1/27(1)(2)	USD	5,024	5,074,240
Provincia de Buenos Aires, 3.00% to 11/1/17, 5/1/20(1)(3)	EUR	1,760	1,888,570
Provincia de Mendoza, 8.375%, 5/19/24(1)	USD	1,715	1,787,887
Provincia del Chaco, 9.375%, 8/18/24(1)	USD	1,878	1,878,000
Provincia del Chubut, 7.75%, 7/26/26(1)	USD	1,835	1,857,937
Republic of Argentina, 0.75%, 2/22/17	USD	8,260	8,177,070
Republic of Argentina, 0.75%, 6/9/17	USD	8,670	8,473,018
Republic of Argentina, 0.75%, 9/21/17	USD	7,989	7,752,011
Republic of Argentina, 2.40%, 3/18/18	USD	5,866	5,678,919

Total Argentina			$81,018,672

Armenia — 0.7%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	37,014	$39,231,139

Total Armenia			$39,231,139

Australia — 0.5%
Australia Government Bond, 3.00%, 3/21/47(1)	AUD	36,765	$26,542,008

Total Australia			$26,542,008

Barbados — 0.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	27,275	$23,251,937
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	3,291	2,805,578
Barbados Government International Bond, 7.00%, 8/4/22(4)	USD	2,200	2,197,250

Total Barbados			$28,254,765

Belarus — 1.1%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	56,303	$59,517,113

Total Belarus			$59,517,113

Security		Principal Amount (000’s omitted)	Value

Brazil — 4.6%
Federative Republic of Brazil, 6.00%, 1/17/17	USD	22,145	$22,391,917
Letra do Tesouro Nacional, 0.00%, 4/1/17	BRL	758,232	225,400,139

Total Brazil			$247,792,056

Costa Rica — 0.0%(5)
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	1,582,188	$2,330,581

Total Costa Rica			$2,330,581

Croatia — 4.3%
Croatia, 3.00%, 3/11/25(1)	EUR	31,377	$35,176,048
Croatia, 3.875%, 5/30/22(1)	EUR	10,399	12,350,891
Croatia, 6.25%, 4/27/17(1)	USD	168,191	171,788,269
Croatia, 6.75%, 11/5/19(1)	USD	10,000	11,000,300

Total Croatia			$230,315,508

Cyprus — 3.2%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	46,310	$52,539,848
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	33,836	38,843,907
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	38,340	45,086,497
Republic of Cyprus, 4.625%, 2/3/20(1)(4)	EUR	9,538	11,389,115
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	20,564	24,542,601

Total Cyprus			$172,401,968

Dominican Republic — 2.0%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	235,900	$5,118,705
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,482,200	32,505,637
Dominican Republic, 13.50%, 8/4/17(1)	DOP	39,400	874,841
Dominican Republic, 14.00%, 6/8/18(1)	DOP	986,600	22,640,819
Dominican Republic, 15.00%, 4/5/19(1)	DOP	280,500	6,774,420
Dominican Republic, 15.95%, 6/4/21(1)	DOP	195,800	5,120,793
Dominican Republic, 16.00%, 2/10/17(1)	DOP	1,114,000	24,507,879
Dominican Republic, 16.00%, 7/10/20(1)	DOP	253,600	6,486,841
Dominican Republic, 16.95%, 2/4/22(1)	DOP	110,200	3,031,640

Total Dominican Republic			$107,061,575

Ecuador — 1.6%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	43,572	$41,284,470
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	33,926	32,144,885
Republic of Ecuador, 10.50%, 3/24/20(1)	USD	11,597	12,292,820
Republic of Ecuador, 10.50%, 3/24/20(4)	USD	3,199	3,390,940

Total Ecuador			$89,113,115

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

El Salvador — 0.8%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	2,416	$2,403,920
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	15,434	15,434,000
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	5,625	5,859,000
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	12,793	14,072,300
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	3,262	3,571,466

Total El Salvador			$41,340,686

Fiji — 0.7%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,998	$40,023,759

Total Fiji			$40,023,759

Georgia — 0.2%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	390	$162,725
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,820	1,197,175
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,395	1,120,300
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	825	353,803
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,682	1,302,254
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	10,230	4,629,129
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	1,022,108

Total Georgia			$9,787,494

Germany — 0.3%
Bundesrepublik Deutschland, 3.50%, 7/4/19(1)	EUR	15,000	$18,291,275

Total Germany			$18,291,275

Greece — 0.2%
Hellenic Republic Government Bond, 4.75%, 4/17/19(1)(4)	EUR	11,480	$11,617,187

Total Greece			$11,617,187

Honduras — 0.5%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	5,163	$5,782,560
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	20,833	23,702,746

Total Honduras			$29,485,306

Hungary — 1.0%
Hungary Government Bond, 3.00%, 10/27/27	HUF	15,000,000	$53,347,837

Total Hungary			$53,347,837

Security		Principal Amount (000’s omitted)	Value

Iceland — 4.2%
Republic of Iceland, 5.875%, 5/11/22(1)	USD	81,839	$96,056,153
Republic of Iceland, 6.25%, 2/5/20	ISK	2,064,335	14,074,048
Republic of Iceland, 6.50%, 1/24/31	ISK	4,235,775	41,302,907
Republic of Iceland, 7.25%, 10/26/22	ISK	2,374,866	14,200,756
Republic of Iceland, 8.00%, 6/12/25	ISK	4,172,907	38,303,011
Republic of Iceland, 8.75%, 2/26/19	ISK	3,691,371	21,501,228

Total Iceland			$225,438,103

India — 1.9%
India Government Bond, 7.16%, 5/20/23	INR	473,430	$7,201,581
India Government Bond, 8.15%, 11/24/26	INR	1,031,530	16,630,605
India Government Bond, 8.28%, 9/21/27	INR	963,780	15,710,048
India Government Bond, 8.40%, 7/28/24	INR	1,250,780	20,276,470
India Government Bond, 8.60%, 6/2/28	INR	733,330	12,231,760
India Government Bond, 8.83%, 11/25/23	INR	1,698,860	28,072,265

Total India			$100,122,729

Indonesia — 2.1%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	128,913,000	$10,313,040
Indonesia Government Bond, 8.75%, 5/15/31	IDR	483,258,000	41,435,077
Republic of Indonesia, 2.625%, 6/14/23(1)	EUR	11,000	12,571,304
Republic of Indonesia, 3.375%, 7/30/25(4)	EUR	40,119	47,720,019

Total Indonesia			$112,039,440

Iraq — 0.5%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	33,908	$27,415,737

Total Iraq			$27,415,737

Japan — 2.6%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(6)	JPY	4,702,813	$47,318,270
Japan Government CPI Linked Bond, 0.10%, 3/10/25(6)	JPY	9,065,692	91,388,257

Total Japan			$138,706,527

Kenya — 0.5%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	528,100	$4,909,564
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	1,882,834
Republic of Kenya, 5.875%, 6/24/19(1)	USD	20,093	20,869,393

Total Kenya			$27,661,791

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Lebanon — 0.0%(5)
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	1,654,170	$1,100,606

Total Lebanon			$1,100,606

Macedonia — 2.3%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	16,115	$17,972,936
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	57,150	63,738,956
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	26,148	30,415,736
Republic of Macedonia, 4.875%, 12/1/20(4)	EUR	9,255	10,765,551

Total Macedonia			$122,893,179

Mongolia — 0.2%
Mongolia International Bond, 4.125%, 1/5/18(1)	USD	10,536	$10,167,240

Total Mongolia			$10,167,240

New Zealand — 2.4%
New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	76,965	$57,275,178
New Zealand Government Bond, 2.50%, 9/20/35(1)(6)	NZD	14,853	11,674,819
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	69,808	58,096,637

Total New Zealand			$127,046,634

Nigeria — 0.5%
Republic of Nigeria, 5.125%, 7/12/18(1)(7)	USD	26,375	$26,597,869

Total Nigeria			$26,597,869

Pakistan — 0.1%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	6,490	$6,621,098

Total Pakistan			$6,621,098

Philippines — 0.7%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$39,417,988

Total Philippines			$39,417,988

Romania — 0.0%(5)
Romania Government Bond, 6.125%, 1/22/44(1)	USD	500	$650,897

Total Romania			$650,897

Russia — 4.7%
Russia Government Bond, 6.40%, 5/27/20	RUB	7,734,341	$114,244,090
Russia Government Bond, 6.70%, 5/15/19	RUB	2,609,021	39,589,673

Security		Principal Amount (000’s omitted)	Value

Russia (continued)
Russia Government Bond, 6.80%, 12/11/19	RUB	1,387,049	$20,852,361
Russia Government Bond, 7.50%, 2/27/19	RUB	946,480	14,646,892
Russia Government Bond, 7.60%, 4/14/21	RUB	2,366,209	35,969,773
Russia Government Bond, 8.50%, 9/17/31	RUB	1,963,764	31,051,019

Total Russia			$256,353,808

Rwanda — 0.4%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	19,768	$19,866,840

Total Rwanda			$19,866,840

Serbia — 9.2%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	149,982	$154,506,957
Republic of Serbia, 5.875%, 12/3/18(1)	USD	97,086	102,938,829
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	9,769,156
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	9,049,130	81,722,352
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	16,180,025
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	23,231,957
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,450,062
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,483,412
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	1,327,010	12,803,872
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	22,988,258
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,798,250	62,222,744
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	2,610,134

Total Serbia			$498,907,758

Slovenia — 0.1%
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	3,736	$4,434,632

Total Slovenia			$4,434,632

Sri Lanka — 4.2%
Republic of Sri Lanka, 6.125%, 6/3/25(1)	USD	10,196	$10,260,582
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	1,000	1,048,853
Republic of Sri Lanka, 6.85%, 11/3/25(1)	USD	10,457	11,046,158
Republic of Sri Lanka, 6.85%, 11/3/25(4)	USD	1,690	1,785,216
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	5,099,300	32,628,900
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	141,000	872,434
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	432,000	2,749,486
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,397,000	15,569,674
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,119,630	13,396,291
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	9,708,862
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,554,300	9,729,550
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	3,671,100	22,732,623
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	191,840	1,276,792

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,462,000	$9,693,327
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,205,000	7,892,994
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	732,310	4,832,295
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,093,000	7,085,470
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,407,301
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,712,750	23,864,849
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	828,000	5,153,978
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	347,830	2,298,961
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	839,380	5,516,543
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	365,000	2,423,775
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,859,000	12,286,871
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	2,132,620	13,948,820

Total Sri Lanka			$229,210,605

Suriname — 0.7%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	37,184	$39,043,200

Total Suriname			$39,043,200

Tanzania — 1.5%
United Republic of Tanzania, 7.25%, 3/9/20(1)(8)	USD	78,190	$81,787,707

Total Tanzania			$81,787,707

Thailand — 2.5%
Thailand Government Bond, 1.20%, 7/14/21(1)(6)	THB	2,024,393	$56,879,928
Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	2,870,207	77,063,994

Total Thailand			$133,943,922

Turkey — 3.0%
Republic of Turkey, 4.875%, 10/9/26	USD	26,700	$26,684,621
Republic of Turkey, 7.00%, 6/5/20	USD	47,321	52,103,828
Republic of Turkey, 7.375%, 2/5/25	USD	72,000	84,509,208

Total Turkey			$163,297,657

Vietnam — 0.0%(5)
Vietnam Government Bond, 6.75%, 1/29/20(1)	USD	215	$240,001

Total Vietnam			$240,001

Zambia — 0.7%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	21,875	$19,099,281
Republic of Zambia, 8.50%, 4/14/24(4)	USD	17,726	17,313,870

Security		Principal Amount (000’s omitted)	Value

Zambia (continued)
Zambia Government Bond, 11.00%, 9/1/19	ZMW	44,500	$3,530,551

Total Zambia			$39,943,702

Total Foreign Government Bonds (identified cost $3,695,503,657)			$3,779,643,616

Foreign Corporate Bonds — 1.5%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(8)	USD	12,200	$12,175,600

Total Azerbaijan			$12,175,600

Croatia — 0.1%
Agrokor d.d., 9.125%, 2/1/20(1)	EUR	7,241	$8,286,634

Total Croatia			$8,286,634

Georgia — 0.3%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	18,730	$8,033,368
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	7,222	7,610,183

Total Georgia			$15,643,551

India — 0.3%
Export-Import Bank of India, 8.15%, 3/5/25	INR	135,000	$2,110,933
Export-Import Bank of India, 8.87%, 10/30/29	INR	245,000	4,068,596
Food Corp. of India, 9.95%, 3/7/22	INR	100,000	1,659,421
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	137,000	2,154,699
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	35,000	568,928
NTPC, Ltd., 9.17%, 9/22/24	INR	125,000	2,050,959
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	85,000	1,387,855

Total India			$14,001,391

Mongolia — 0.3%
Development Bank of Mongolia, LLC, 5.75%, 3/21/17(1)	USD	14,024	$13,743,520

Total Mongolia			$13,743,520

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Russia — 0.3%
Gazprom OAO Via Gaz Capital SA, 3.755%, 3/15/17(1)	EUR	10,618	$11,778,136
Sberbank of Russia Via SB Capital SA, 5.40%, 3/24/17(1)	USD	2,892	2,930,105

Total Russia			$14,708,241

Total Foreign Corporate Bonds (identified cost $79,006,175)			$78,558,937

Sovereign Loans — 1.5%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.86%, Maturing August 1, 2021(9)(10)(11)		$15,600	$15,101,021

Total Ethiopia			$15,101,021

Kenya — 0.3%
Government of Kenya, Term Loan, 6.14%, Maturing October 28, 2017(10)		$17,030	$16,987,425

Total Kenya			$16,987,425

Macedonia — 0.2%
Republic of Macedonia, Term Loan, 2.70%, Maturing December 16, 2022(11)(12)(13)	EUR	11,000	$12,319,728

Total Macedonia			$12,319,728

Pakistan — 0.7%
Islamic Republic of Pakistan, Term Loan, 3.65%, Maturing October 1, 2017(11)		$35,000	$35,175,000

Total Pakistan			$35,175,000

Total Sovereign Loans (identified cost $77,799,243)			$79,583,174

Debt Obligations — United States — 6.4%

Corporate Bonds & Notes — 0.0%(5)

Security	Principal Amount	Value

Eaton Corp., 8.875%, 6/15/19	$500,000	$579,693

Total Corporate Bonds & Notes (identified cost $511,254)		$579,693

Collateralized Mortgage Obligations — 0.7%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$97,189	$108,871
Series 1548, Class Z, 7.00%, 7/15/23	96,765	108,438
Series 1650, Class K, 6.50%, 1/15/24	595,113	661,279
Series 1817, Class Z, 6.50%, 2/15/26	92,927	104,843
Series 1927, Class ZA, 6.50%, 1/15/27	319,883	361,438
Series 2127, Class PG, 6.25%, 2/15/29	494,582	547,579
Series 2344, Class ZD, 6.50%, 8/15/31	672,786	782,157
Series 2458, Class ZB, 7.00%, 6/15/32	1,215,187	1,445,862

		$4,120,467

Federal National Mortgage Association:
Series 1992-180, Class F, 1.684%, 10/25/22(8)	$382,908	$388,815
Series 1993-16, Class Z, 7.50%, 2/25/23	371,018	412,900
Series 1993-79, Class PL, 7.00%, 6/25/23	237,119	264,467
Series 1993-104, Class ZB, 6.50%, 7/25/23	89,191	96,923
Series 1993-121, Class Z, 7.00%, 7/25/23	1,398,942	1,551,339
Series 1993-141, Class Z, 7.00%, 8/25/23	280,201	314,059
Series 1994-42, Class ZQ, 7.00%, 4/25/24	1,758,330	1,961,052
Series 1994-79, Class Z, 7.00%, 4/25/24	350,066	390,047
Series 1994-89, Class ZQ, 8.00%, 7/25/24	275,326	313,689
Series 1996-35, Class Z, 7.00%, 7/25/26	82,625	94,950
Series 1998-16, Class H, 7.00%, 4/18/28	271,694	310,016
Series 1998-44, Class ZA, 6.50%, 7/20/28	513,807	584,426
Series 1999-25, Class Z, 6.00%, 6/25/29	557,953	631,055
Series 2000-2, Class ZE, 7.50%, 2/25/30	132,160	155,009
Series 2000-49, Class A, 8.00%, 3/18/27	390,137	453,039
Series 2001-31, Class ZA, 6.00%, 7/25/31	4,173,383	4,723,212
Series 2001-74, Class QE, 6.00%, 12/25/31	1,160,616	1,313,610
Series 2009-48, Class WA, 5.833%, 7/25/39(14)	4,996,048	5,598,520
Series 2011-38, Class SA, 11.898%, 5/25/41(15)	5,197,748	6,024,700
Series G48, Class Z, 7.10%, 12/25/21	291,971	319,009
Series G92-60, Class Z, 7.00%, 10/25/22	516,657	565,567

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series G93-1, Class K, 6.675%, 1/25/23	$490,775	$536,762
Series G93-31, Class PN, 7.00%, 9/25/23	1,538,258	1,711,512
Series G93-41, Class ZQ, 7.00%, 12/25/23	2,963,504	3,299,696
Series G94-7, Class PJ, 7.50%, 5/17/24	512,719	583,679

		$32,598,053

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$118,107	$129,707

		$129,707

Total Collateralized Mortgage Obligations (identified cost $34,071,837)		$36,848,227

Mortgage Pass-Throughs — 5.7%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.877%, with maturity at 2035(16)	$2,819,418	$2,934,699
2.89%, with maturity at 2036(16)	3,144,412	3,330,029
3.012%, with maturity at 2023(16)	82,806	85,303
3.395%, with maturity at 2029(16)	286,637	288,134
4.396%, with maturity at 2030(16)	575,723	617,532
4.50%, with maturity at 2035	423,141	450,389
6.00%, with various maturities to 2035	11,804,519	13,532,045
6.50%, with various maturities to 2036	20,583,172	23,755,969
6.60%, with maturity at 2030	1,158,189	1,365,933
7.00%, with various maturities to 2036(17)	20,992,936	24,692,495
7.31%, with maturity at 2026	72,945	84,417
7.50%, with various maturities to 2035	12,053,008	14,097,601
7.95%, with maturity at 2022	182,404	200,129
8.00%, with various maturities to 2034	4,896,830	5,774,117
8.15%, with maturity at 2021	38,597	41,517
8.30%, with maturity at 2021	11,388	12,195
8.47%, with maturity at 2018	12,811	13,147
8.50%, with maturity at 2025	136,477	152,455
9.00%, with various maturities to 2027	562,813	625,527
9.50%, with maturity at 2027	87,290	96,682
10.00%, with various maturities to 2020	101,914	107,856
10.50%, with maturity at 2021	66,967	69,118

		$92,327,289

Federal National Mortgage Association:
1.94%, with various maturities to 2035(16)	$13,632,584	$13,902,308
1.941%, with various maturities to 2033(16)	10,397,083	10,559,940
1.942%, with various maturities to 2038(16)	1,394,954	1,412,958
1.943%, with maturity at 2027(16)	181,184	183,623
2.005%, with maturity at 2035(16)	2,732,797	2,774,786

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
2.09%, with maturity at 2025(16)	$750,509	$763,137
2.29%, with maturity at 2024(16)	378,809	386,653
2.532%, with maturity at 2028(16)	177,908	185,211
2.789%, with maturity at 2023(16)	51,762	52,534
3.606%, with maturity at 2034(16)	1,678,042	1,786,450
3.724%, with maturity at 2035(16)	4,908,364	5,219,167
3.875%, with maturity at 2035(16)	4,279,035	4,589,779
5.50%, with maturity at 2020	209,047	217,153
6.00%, with various maturities to 2038(17)	64,760,583	74,543,743
6.318%, with maturity at 2032(16)	1,684,442	1,854,588
6.50%, with various maturities to 2038	21,712,552	25,043,378
7.00%, with various maturities to 2035	23,531,870	27,816,147
7.283%, with maturity at 2025(16)	38,842	41,420
7.50%, with various maturities to 2035(17)	20,339,919	24,079,506
8.00%, with various maturities to 2034	2,789,514	3,266,589
8.50%, with various maturities to 2037	5,273,449	6,399,548
9.00%, with various maturities to 2032	1,003,261	1,147,201
9.162%, with maturity at 2028(14)	29,026	31,177
9.50%, with various maturities to 2031	521,453	589,991
9.886%, with maturity at 2027(14)	65,064	70,340
10.50%, with maturity at 2029	110,345	127,846
11.50%, with maturity at 2031	159,270	198,633

		$207,243,806

Government National Mortgage Association:
2.00%, with maturity at 2024(16)	$290,571	$296,448
6.50%, with various maturities to 2032	834,924	954,670
7.00%, with various maturities to 2031	1,281,802	1,495,726
7.50%, with various maturities to 2032	2,965,424	3,398,942
7.75%, with maturity at 2019	15,213	16,355
8.00%, with various maturities to 2034	2,888,078	3,436,858
8.30%, with maturity at 2020	6,640	7,095
8.50%, with various maturities to 2021	52,793	55,610
9.00%, with various maturities to 2025	97,780	110,661
9.50%, with various maturities to 2026	559,812	654,376

		$10,426,741

Total Mortgage Pass-Throughs (identified cost $296,924,816)		$309,997,836

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

U.S. Treasury Obligations — 0.0%(5)

Security	Principal Amount	Value

U.S. Treasury Bond, 7.875%, 2/15/21(17)	$1,500,000	$1,915,137

Total U.S. Treasury Obligations (identified cost $1,621,784)		$1,915,137

Total Debt Obligations — United States (identified cost $333,129,691)		$349,340,893

Common Stocks — 1.8%

Security	Shares	Value

Canada — 0.2%
Turquoise Hill Resources, Ltd.(18)	2,282,000	$7,074,200

Total Canada		$7,074,200

Iceland — 1.0%
Eimskipafelag Islands HF	2,775,070	$7,846,767
Hagar HF	16,762,633	7,738,431
HB Grandi HF	16,898,611	4,050,626
Icelandair Group HF	49,647,942	10,666,550
Marel HF	3,792,656	8,249,296
Reginn HF(18)	17,448,300	3,810,620
Reitir Fasteignafelag HF	9,936,197	8,053,753
Siminn HF(18)	143,155,664	3,990,668

Total Iceland		$54,406,711

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.(18)	38,138,000	$16,152,639

Total Singapore		$16,152,639

Vietnam — 0.3%
Bank for Foreign Trade of Vietnam JSC	846,990	$1,364,431
Bank for Investment and Development of Vietnam JSC	468,816	350,592
Bao Viet Holdings	156,900	449,372
Danang Rubber JSC	68,640	108,792
HA TIEN 1 Cement JSC(18)	219,600	215,498
Hoa Phat Group JSC	483,690	882,188
Hoa Sen Group	80,730	144,978
KIDO Group Corp.	373,100	606,541
Kinh Bac City Development Share Holding Corp.(18)	513,300	399,898
Masan Group Corp.(18)	636,000	1,870,282
PetroVietnam Drilling & Well Services JSC	236,785	255,142
PetroVietnam Fertilizer & Chemical JSC	385,500	479,924

Security	Shares	Value

Vietnam (continued)
PetroVietnam Gas JSC	165,200	485,688
PetroVietnam Technical Services Corp.	628,300	538,825
Pha Lai Thermal Power JSC	219,100	147,098
Saigon — Hanoi Commercial Joint Stock Bank(18)	829,250	200,519
Saigon Securities, Inc.(18)	668,470	629,934
Saigon Thuong Tin Commercial JSB(18)	1,482,405	585,531
Tan Tao Investment & Industry JSC(18)	1,064,400	232,352
Vietnam Construction and Import-Export JSC	311,100	224,402
Vietnam Dairy Products JSC	455,640	2,897,338
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	112,156
Vingroup JSC(18)	2,105,376	4,002,089

Total Vietnam		$17,183,570

Total Common Stocks (identified cost $90,478,934)		$94,817,120

Currency Options Purchased — 0.4%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Call SEK/Put EUR	Citibank, N.A.	EUR	75,332	SEK	9.53	4/27/17	$515,194
Call SEK/Put EUR	Goldman Sachs International	EUR	36,763	SEK	9.45	4/27/17	189,999
Put CNH/Call USD	Standard Chartered Bank	USD	57,000	CNH	6.82	4/19/17	1,010,781
Put CNH/Call USD	Standard Chartered Bank	USD	36,347	CNH	6.47	6/15/17	2,257,476
Put CNH/Call USD	Standard Chartered Bank	USD	33,880	CNH	6.47	6/15/17	2,113,299
Put EUR/Call USD	Deutsche Bank AG	USD	70,390	USD	1.10	11/1/16	195,473
Put EUR/Call USD	Deutsche Bank AG	USD	69,960	USD	1.18	11/1/16	4,878,171
Put EUR/Call USD	Deutsche Bank AG	USD	69,920	USD	1.28	11/1/16	9,720,978
Put RUB/Call USD	Bank of America, N.A.	USD	18,369	RUB	110.00	11/3/16	1,745
Put RUB/Call USD	Deutsche Bank AG	USD	22,079	RUB	110.00	11/16/16	1,104
Put RUB/Call USD	Goldman Sachs International	USD	19,188	RUB	110.00	11/4/16	1,823
Put RUB/Call USD	Goldman Sachs International	USD	16,549	RUB	110.00	11/4/16	1,572

Total Currency Options Purchased (identified cost $16,208,006)							$20,887,615

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value

Nikkei 225 Index	Goldman Sachs International	605	JPY	21,000.00	3/12/21	$7,071,423
WTI Crude Oil Futures 12/2016(19)	Exchange- Traded	884	USD	75.00	11/16/16	8,840

Total Call Options Purchased (identified cost $6,919,385)						$7,080,263

Short-Term Investments — 15.4%

Foreign Government Securities — 1.0%

Security		Principal Amount (000’s omitted)	Value

Armenia — 0.0%(5)
Armenian Treasury Bill, 0.00%, 4/17/17	AMD	350,000	$713,438

Total Armenia			$713,438

El Salvador — 0.5%
Republic of El Salvador, 0.00%, 8/9/17(1)	USD	27,000	$25,695,624

Total El Salvador			$25,695,624

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	3,767	$1,514,664
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	6,990	2,789,725

Total Georgia			$4,304,389

Iceland — 0.4%
Iceland Treasury Bill, 0.00%, 11/15/16	ISK	157,598	$852,897
Iceland Treasury Bill, 0.00%, 1/16/17	ISK	700,552	3,786,411
Iceland Treasury Bill, 0.00%, 2/15/17	ISK	823,700	4,447,622
Iceland Treasury Bill, 0.00%, 4/18/17	ISK	2,695,070	14,540,462

Total Iceland			$23,627,392

Nigeria — 0.0%(5)
Nigeria OMO Bill, 0.00%, 7/27/17	NGN	412,300	$1,134,349

Total Nigeria			$1,134,349

Total Foreign Government Securities (identified cost $55,818,994)			$55,475,192

U.S. Treasury Obligations — 1.4%

Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 11/17/16(17)		$40,000	$39,996,960
U.S. Treasury Bill, 0.00%, 11/25/16(17)(19)		16,000	15,998,224
U.S. Treasury Bill, 0.00%, 12/22/16		20,000	19,993,520

Total U.S. Treasury Obligations (identified cost $75,986,741)			$75,988,704

Repurchase Agreements — 0.4%

Description		Principal Amount (000’s omitted)	Value

JPMorgan Chase Bank, N.A.:
Dated 10/21/16 with a maturity date of 11/28/16, an interest rate of 0.54% payable by the Portfolio and repurchase proceeds of EUR 17,618,446, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $18,964,787.	EUR	17,627	$19,350,232

Total Repurchase Agreements (identified cost $19,180,129)			$19,350,232

Other — 12.6%

Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.68%(20)		684,539,238	$684,676,146

Total Other (identified cost $684,549,861)			$684,676,146

Total Short-Term Investments (identified cost $835,535,725)			$835,490,274

Total Investments — 96.9% (identified cost $5,134,580,816)			$5,245,401,892

Less Unfunded Loan Commitments — (0.2)%			$(10,718,398)

Net Investments — 96.7% (identified cost $5,123,862,418)			$5,234,683,494

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Currency Options Written — (0.3)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Put EUR/Call USD	Citibank, N.A.	USD 70,390	USD 1.10	11/1/16	$(195,473)
Put EUR/Call USD	Deutsche Bank AG	USD 69,960	USD 1.18	11/1/16	(4,878,171)
Put EUR/Call USD	Deutsche Bank AG	USD 69,920	USD 1.28	11/1/16	(9,720,978)

Total Currency Options Written (premiums received $14,845,493)					$(14,794,622)

Securities Sold Short — (0.3)%

Foreign Government Bonds — (0.3)%

Security		Principal Amount (000’s omitted)	Value

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(18,539,619)

Total Spain			$(18,539,619)

Total Foreign Government Bonds (proceeds $20,068,921)			$(18,539,619)

Total Securities Sold Short (proceeds $20,068,921)			$(18,539,619)

Other Assets, Less Liabilities — 3.9%			$210,747,252

Net Assets — 100.0%			$5,412,096,505

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2016, the aggregate value of these securities is $1,986,017,713 or 36.7% of the Portfolio’s net assets.

(2)	When-issued security.

(3)	Multi-step coupon bond. Interest rate represents the rate in effect at October 31, 2016.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $209,303,199 or 3.9% of the Portfolio’s net assets.
(5)	Amount is less than 0.05%.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(8)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2016.

(9)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(10)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at October 31, 2016.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(12)	Variable interest rate that updates semiannually based on changes to the Euro Interbank Offered Rate (Euribor). The stated interest rate represents a weighted average rate at October 31, 2016.

(13)	Unfunded or partially unfunded loan commitments. See Note 1F for description.

(14)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2016.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2016.

(16)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2016.

(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(18)	Non-income producing security.

(19)	All or a portion of the security is held by a wholly-owned subsidiary (see Note 1).

(20)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016.

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

COP	65,478,220,000	USD	22,116,836	JPMorgan Chase Bank, N.A.	11/1/16	$—	$(339,978)
COP	65,478,220,000	USD	22,063,922	The Bank of Nova Scotia	11/1/16	—	(287,065)
EUR	33,371,871	SEK	329,762,000	UBS AG	11/1/16	124,180	—
EUR	2,085,693	SEK	20,606,200	UBS AG	11/1/16	8,142	—
SEK	5,846,200	EUR	590,925	Goldman Sachs International	11/1/16	—	(1,423)
SEK	344,522,000	EUR	34,823,770	Goldman Sachs International	11/1/16	—	(83,839)
USD	22,063,922	COP	65,478,220,000	JPMorgan Chase Bank, N.A.	11/1/16	287,065	—
USD	22,046,539	COP	65,478,220,000	The Bank of Nova Scotia	11/1/16	269,681	—
EUR	149,092	SEK	1,474,513	BNP Paribas	11/2/16	415	—
EUR	129,316,104	SEK	1,276,221,000	UBS AG	11/2/16	659,201	—
EUR	2,085,707	SEK	20,595,000	UBS AG	11/2/16	9,398	—
EUR	10,834,677	USD	11,845,986	Deutsche Bank AG	11/2/16	47,784	—
EUR	10,834,677	USD	11,876,973	Deutsche Bank AG	11/2/16	16,797	—
EUR	7,481,968	USD	8,174,798	Standard Chartered Bank	11/2/16	38,534	—
EUR	7,481,968	USD	8,201,733	Standard Chartered Bank	11/2/16	11,599	—
KES	338,037,000	USD	3,259,759	Citibank, N.A.	11/2/16	65,740	—
PEN	77,048,000	USD	22,644,526	BNP Paribas	11/2/16	262,565	—
PEN	30,270,868	USD	8,829,187	BNP Paribas	11/2/16	170,625	—
PEN	25,900,000	USD	7,706,957	BNP Paribas	11/2/16	—	(6,645)
PEN	49,042,868	USD	14,593,486	BNP Paribas	11/2/16	—	(12,582)
PEN	32,376,000	USD	9,633,994	Standard Chartered Bank	11/2/16	—	(8,306)
SEK	395,875,050	EUR	40,017,695	BNP Paribas	11/2/16	—	(99,888)
SEK	81,500,000	EUR	8,237,815	Goldman Sachs International	11/2/16	—	(19,742)
SEK	209,930,800	EUR	21,218,849	Goldman Sachs International	11/2/16	—	(50,380)
SEK	71,000,000	EUR	7,178,969	Standard Chartered Bank	11/2/16	—	(19,906)
SEK	539,984,663	EUR	54,599,056	Standard Chartered Bank	11/2/16	—	(151,397)
USD	11,876,973	EUR	10,834,677	Deutsche Bank AG	11/2/16	—	(16,797)
USD	12,144,904	EUR	10,834,677	Deutsche Bank AG	11/2/16	251,134	—
USD	8,323,390	EUR	7,481,968	Standard Chartered Bank	11/2/16	110,058	—
USD	8,201,733	EUR	7,481,968	Standard Chartered Bank	11/2/16	—	(11,599)
USD	3,328,905	KES	338,037,000	Citibank, N.A.	11/2/16	3,406	—
USD	22,926,858	PEN	77,048,000	BNP Paribas	11/2/16	19,767	—
USD	9,007,578	PEN	30,270,868	BNP Paribas	11/2/16	7,766	—
USD	14,447,744	PEN	49,042,868	BNP Paribas	11/2/16	—	(133,159)
USD	7,352,732	PEN	25,900,000	BNP Paribas	11/2/16	—	(347,580)
USD	9,191,199	PEN	32,376,000	Standard Chartered Bank	11/2/16	—	(434,488)
KES	99,362,000	USD	958,630	Standard Chartered Bank	11/3/16	18,708	—
MXN	1,147,033,694	USD	60,438,585	BNP Paribas	11/3/16	247,817	—
USD	60,574,234	MXN	1,147,033,694	Bank of America, N.A.	11/3/16	—	(112,169)
EUR	21,219,063	SEK	209,930,800	Goldman Sachs International	11/4/16	50,375	—
EUR	590,929	SEK	5,846,200	Goldman Sachs International	11/4/16	1,420	—
PEN	49,725,492	USD	14,513,900	Standard Chartered Bank	11/4/16	268,196	—
SEK	13,060,000	EUR	1,363,712	Goldman Sachs International	11/4/16	—	(51,058)
SEK	202,717,000	EUR	21,242,815	Goldman Sachs International	11/4/16	—	(875,202)
USD	6,937,190	PEN	25,182,000	Standard Chartered Bank	11/4/16	—	(548,764)
USD	6,739,940	PEN	24,543,492	Standard Chartered Bank	11/4/16	—	(556,202)

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	31,217,842	ZAR	441,076,891	Standard Chartered Bank	11/4/16	$—	$(1,481,001)
ZAR	84,366,795	USD	5,937,226	Standard Chartered Bank	11/4/16	317,231	—
EUR	34,824,122	SEK	344,522,000	Goldman Sachs International	11/8/16	83,042	—
SEK	209,917,000	EUR	21,304,395	Goldman Sachs International	11/8/16	—	(145,118)
SEK	134,605,000	EUR	14,191,018	Goldman Sachs International	11/8/16	—	(675,007)
USD	55,203,313	EUR	49,885,066	Standard Chartered Bank	11/9/16	427,003	—
NZD	85,301,146	USD	62,074,156	Deutsche Bank AG	11/10/16	—	(1,095,715)
USD	60,499,838	NZD	85,301,146	Deutsche Bank AG	11/10/16	—	(478,603)
USD	59,294,348	RUB	3,920,245,818	BNP Paribas	11/10/16	—	(2,412,411)
USD	43,575,373	RUB	2,880,876,871	Citibank, N.A.	11/10/16	—	(1,771,164)
USD	10,263,191	THB	362,188,000	Deutsche Bank AG	11/10/16	—	(83,634)
USD	6,087,294	THB	214,638,000	Standard Chartered Bank	11/10/16	—	(44,388)
USD	10,802,143	CNH	71,575,000	Bank of America, N.A.	11/14/16	253,182	—
USD	27,464,560	CNH	182,020,000	Goldman Sachs International	11/14/16	637,848	—
USD	19,335,744	PHP	899,344,128	Bank of America, N.A.	11/15/16	784,055	—
USD	20,445,483	PHP	950,755,872	Goldman Sachs International	11/15/16	833,272	—
USD	8,286,198	THB	293,580,000	Deutsche Bank AG	11/15/16	—	(99,765)
USD	1,568,699	THB	55,579,000	JPMorgan Chase Bank, N.A.	11/15/16	—	(18,887)
NZD	39,045,400	USD	28,407,598	Deutsche Bank AG	11/16/16	—	(502,403)
USD	28,112,454	NZD	39,045,400	Deutsche Bank AG	11/16/16	207,258	—
USD	26,619,564	CNH	175,983,000	Citibank, N.A.	11/18/16	690,945	—
USD	10,502,302	CNH	69,583,000	Goldman Sachs International	11/18/16	250,226	—
PEN	52,358,000	USD	15,260,274	Citibank, N.A.	11/21/16	273,606	—
PHP	170,230,000	USD	3,523,701	JPMorgan Chase Bank, N.A.	11/21/16	—	(14,039)
PHP	594,200,000	USD	12,733,312	Standard Chartered Bank	11/21/16	—	(482,586)
SGD	30,379,000	USD	22,297,332	Deutsche Bank AG	11/21/16	—	(458,420)
USD	7,162,641	EUR	6,302,401	Deutsche Bank AG	11/21/16	238,935	—
USD	3,455,501	EUR	3,045,329	Deutsche Bank AG	11/21/16	109,957	—
USD	2,054,962	EUR	1,811,847	Deutsche Bank AG	11/21/16	64,500	—
USD	27,284,874	NZD	37,908,294	Morgan Stanley & Co. International PLC	11/21/16	197,874	—
USD	15,639,524	PEN	52,358,000	BNP Paribas	11/21/16	105,644	—
USD	47,716,114	SGD	64,140,000	Bank of America, N.A.	11/21/16	1,607,031	—
USD	20,676,045	SGD	27,990,196	Bank of America, N.A.	11/21/16	554,401	—
USD	22,595,857	SGD	30,379,000	Deutsche Bank AG	11/21/16	756,945	—
RSD	19,976,315	EUR	160,246	Deutsche Bank AG	11/22/16	1,974	—
USD	57,043,257	ZAR	772,109,000	Standard Chartered Bank	11/22/16	7,521	—
RUB	3,226,432,433	USD	49,233,706	Deutsche Bank AG	11/23/16	1,385,039	—
USD	24,311,007	EUR	21,838,261	JPMorgan Chase Bank, N.A.	11/23/16	317,945	—
USD	11,155,911	EUR	9,976,000	JPMorgan Chase Bank, N.A.	11/23/16	195,570	—
USD	6,890,669	EUR	6,112,000	JPMorgan Chase Bank, N.A.	11/23/16	175,592	—
USD	5,761,272	EUR	5,159,425	JPMorgan Chase Bank, N.A.	11/23/16	92,762	—
USD	4,147,455	EUR	3,698,132	JPMorgan Chase Bank, N.A.	11/23/16	84,425	—
USD	1,408,994	EUR	1,254,397	JPMorgan Chase Bank, N.A.	11/23/16	30,824	—
USD	61,166,712	RUB	4,008,438,127	Deutsche Bank AG	11/23/16	—	(1,720,737)
USD	146,253,157	JPY	14,597,015,760	Standard Chartered Bank	11/25/16	6,957,295	—

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	54,604,467	SEK	539,984,663	Standard Chartered Bank	11/28/16	$150,529	$—
PEN	12,046,000	USD	3,564,433	Citibank, N.A.	11/28/16	6,568	—
PEN	26,721,000	USD	7,859,118	Standard Chartered Bank	11/28/16	62,243	—
SEK	539,984,663	EUR	56,216,342	Standard Chartered Bank	11/28/16	—	(1,921,806)
TRY	6,507,635	USD	2,180,496	BNP Paribas	11/28/16	—	(89,365)
TRY	94,158,189	USD	31,181,306	BNP Paribas	11/28/16	—	(924,987)
USD	11,457,662	PEN	38,767,000	Standard Chartered Bank	11/28/16	—	(34,700)
USD	33,573,180	TRY	100,665,824	BNP Paribas	11/28/16	1,225,731	—
USD	13,236,237	CNH	87,518,000	Deutsche Bank AG	11/30/16	354,119	—
USD	31,817,309	CNH	210,384,000	Standard Chartered Bank	11/30/16	850,062	—
USD	52,816,008	EUR	47,088,032	Deutsche Bank AG	11/30/16	1,067,133	—
USD	2,915,525	EUR	2,582,453	Deutsche Bank AG	11/30/16	77,457	—
USD	1,143,930	EUR	1,045,984	Deutsche Bank AG	11/30/16	—	(5,587)
COP	83,369,890,000	USD	28,014,076	BNP Paribas	12/1/16	—	(420,416)
RSD	1,269,911,510	EUR	10,276,028	Deutsche Bank AG	12/1/16	12,927	—
TRY	105,463,995	USD	34,942,679	Deutsche Bank AG	12/1/16	—	(1,074,987)
TRY	82,691,034	USD	27,695,230	Deutsche Bank AG	12/1/16	—	(1,140,627)
USD	62,358,741	TRY	188,155,029	Deutsche Bank AG	12/1/16	1,936,445	—
EUR	40,022,854	SEK	395,875,050	BNP Paribas	12/2/16	99,829	—
SEK	294,885,000	EUR	31,010,821	BNP Paribas	12/2/16	—	(1,391,084)
SEK	100,990,050	EUR	10,502,058	HSBC Bank USA, N.A.	12/2/16	—	(346,387)
KES	101,881,000	USD	974,378	JPMorgan Chase Bank, N.A.	12/5/16	21,674	—
RUB	794,090,000	USD	12,531,008	Citibank, N.A.	12/5/16	—	(112,198)
RUB	1,520,680,000	USD	23,995,670	Credit Suisse International	12/5/16	—	(213,684)
USD	11,443,008	NZD	16,279,015	Australia and New Zealand Banking Group Limited	12/5/16	—	(182,707)
USD	90,490,712	NZD	124,346,546	JPMorgan Chase Bank, N.A.	12/5/16	1,688,193	—
USD	50,379,775	SGD	68,650,000	Standard Chartered Bank	12/5/16	1,023,387	—
USD	7,054,636	SGD	9,613,000	Standard Chartered Bank	12/5/16	143,304	—
AUD	31,595,909	USD	23,898,356	Goldman Sachs International	12/6/16	115,397	—
AUD	13,061,704	USD	9,822,010	Goldman Sachs International	12/6/16	105,242	—
AUD	7,865,000	USD	5,956,597	Goldman Sachs International	12/6/16	21,017	—
AUD	12,104,224	USD	9,273,893	Goldman Sachs International	12/6/16	—	(74,353)
IDR	414,488,075,000	USD	30,828,418	JPMorgan Chase Bank, N.A.	12/6/16	817,027	—
USD	48,477,883	AUD	64,626,837	Goldman Sachs International	12/6/16	—	(640,275)
USD	15,369,586	IDR	202,340,595,000	BNP Paribas	12/6/16	—	(78,767)
USD	16,102,276	IDR	212,147,480,000	Standard Chartered Bank	12/6/16	—	(94,816)
PEN	79,731,000	USD	23,350,710	Standard Chartered Bank	12/7/16	260,986	—
RUB	2,167,931,000	USD	34,320,626	BNP Paribas	12/7/16	—	(436,571)
RUB	2,883,069,000	USD	45,659,577	Credit Suisse International	12/7/16	—	(598,148)
USD	118,994,734	EUR	104,641,113	Goldman Sachs International	12/7/16	3,955,615	—
USD	3,101,478	EUR	2,759,003	Goldman Sachs International	12/7/16	68,318	—
USD	1,389,875	EUR	1,222,223	Goldman Sachs International	12/7/16	46,202	—
USD	2,306,208	EUR	2,057,002	Goldman Sachs International	12/7/16	44,805	—
USD	850,707	EUR	758,240	Goldman Sachs International	12/7/16	17,122	—
USD	601,794	EUR	536,091	Goldman Sachs International	12/7/16	12,433	—

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,031,760	EUR	2,756,196	Goldman Sachs International	12/7/16	$1,686	$—
USD	978,250	EUR	898,755	Goldman Sachs International	12/7/16	—	(9,813)
USD	11,701,220	PEN	41,709,000	BNP Paribas	12/7/16	—	(650,566)
USD	10,336,278	PEN	38,022,000	BNP Paribas	12/7/16	—	(923,632)
AUD	8,000,000	USD	6,129,960	Australia and New Zealand Banking Group Limited	12/8/16	—	(50,032)
AUD	11,280,000	USD	8,643,256	Citibank, N.A.	12/8/16	—	(70,558)
AUD	67,173,296	USD	50,556,638	Standard Chartered Bank	12/8/16	494,462	—
AUD	32,660,000	USD	24,817,877	Standard Chartered Bank	12/8/16	3,429	—
AUD	19,186,000	USD	14,579,173	Standard Chartered Bank	12/8/16	2,014	—
AUD	434,000	USD	332,589	Standard Chartered Bank	12/8/16	—	(2,753)
AUD	4,956,000	USD	3,771,157	Standard Chartered Bank	12/8/16	—	(4,641)
USD	6,116,320	AUD	8,000,000	Australia and New Zealand Banking Group Limited	12/8/16	36,392	—
USD	26,761,615	AUD	34,945,868	JPMorgan Chase Bank, N.A.	12/8/16	203,071	—
USD	51,044,047	AUD	67,173,296	Standard Chartered Bank	12/8/16	—	(7,053)
IDR	57,833,212,000	USD	4,301,466	BNP Paribas	12/9/16	112,009	—
IDR	93,300,000,000	USD	7,097,756	Citibank, N.A.	12/9/16	22,326	—
IDR	266,560,507,200	USD	19,825,995	Deutsche Bank AG	12/9/16	516,263	—
USD	31,728,795	IDR	417,693,719,200	Goldman Sachs International	12/9/16	—	(147,021)
COP	92,115,800,000	USD	31,140,118	BNP Paribas	12/12/16	—	(699,114)
GBP	3,641,000	USD	4,452,178	Goldman Sachs International	12/13/16	8,532	—
GBP	1,892,000	USD	2,327,519	Goldman Sachs International	12/13/16	—	(9,567)
GBP	3,657,000	USD	4,511,275	JPMorgan Chase Bank, N.A.	12/13/16	—	(30,963)
GBP	11,380,000	USD	14,038,368	JPMorgan Chase Bank, N.A.	12/13/16	—	(96,352)
USD	37,340,718	HUF	10,282,140,000	Citibank, N.A.	12/13/16	770,041	—
USD	18,564,517	HUF	5,120,790,000	Citibank, N.A.	12/13/16	351,309	—
USD	45,125,938	SGD	60,735,000	Bank of America, N.A.	12/13/16	1,458,760	—
USD	151,572,695	EUR	133,831,343	Standard Chartered Bank	12/14/16	4,386,892	—
RSD	2,061,179,000	EUR	16,670,810	Citibank, N.A.	12/15/16	—	(10,946)
JPY	1,062,720,000	USD	10,181,114	Standard Chartered Bank	12/16/16	—	(29,877)
JPY	649,438,000	USD	6,304,244	Standard Chartered Bank	12/16/16	—	(100,729)
JPY	747,810,000	USD	7,330,321	Standard Chartered Bank	12/16/16	—	(187,144)
JPY	3,722,790,000	USD	36,492,217	Standard Chartered Bank	12/16/16	—	(931,652)
USD	101,384,859	EUR	89,938,000	Standard Chartered Bank	12/16/16	2,461,596	—
TRY	13,817,507	USD	4,611,215	BNP Paribas	12/19/16	—	(190,642)
TRY	99,362,733	USD	33,118,703	BNP Paribas	12/19/16	—	(1,330,027)
USD	5,269,813	CNH	35,508,000	BNP Paribas	12/19/16	50,803	—
USD	37,335,964	TRY	113,180,240	BNP Paribas	12/19/16	1,126,714	—
RUB	1,476,880,000	USD	22,285,531	BNP Paribas	12/20/16	708,052	—
RUB	1,388,120,000	USD	20,933,796	Deutsche Bank AG	12/20/16	677,881	—
PEN	94,302,000	USD	27,524,591	Standard Chartered Bank	12/21/16	358,342	—
USD	13,441,285	CNH	90,769,000	Standard Chartered Bank	12/21/16	101,960	—
USD	33,971,198	EUR	30,128,330	Goldman Sachs International	12/21/16	823,903	—
USD	1,154,945	EUR	1,041,645	Goldman Sachs International	12/21/16	8,923	—
USD	517,363	EUR	467,440	Goldman Sachs International	12/21/16	3,083	—

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	14,494,076	PEN	48,932,000	BNP Paribas	12/21/16	$26,009	$—
USD	13,359,835	PEN	45,370,000	The Bank of Nova Scotia	12/21/16	—	(55,030)
USD	48,277,148	EUR	42,750,000	Goldman Sachs International	12/23/16	1,238,341	—
USD	15,611,480	EUR	14,200,000	Goldman Sachs International	12/23/16	—	(13,106)
USD	2,286,105	EUR	2,032,527	Goldman Sachs International	12/27/16	49,183	—
USD	767,653	EUR	681,136	Goldman Sachs International	12/27/16	18,021	—
USD	725,164	EUR	644,538	Goldman Sachs International	12/27/16	15,810	—
USD	922,702	EUR	833,523	Goldman Sachs International	12/27/16	5,358	—
USD	791,606	EUR	716,285	Goldman Sachs International	12/27/16	3,290	—
USD	947,388	EUR	861,672	Goldman Sachs International	12/27/16	—	(936)
USD	2,174,107	EUR	1,986,520	Goldman Sachs International	12/27/16	—	(12,181)
EUR	7,180,915	SEK	71,000,000	Standard Chartered Bank	1/5/17	19,529	—
SEK	71,000,000	EUR	7,302,198	Standard Chartered Bank	1/5/17	—	(153,071)
MYR	44,635,000	USD	10,662,924	Australia and New Zealand Banking Group Limited	1/9/17	—	(53,982)
MYR	7,417,000	USD	1,768,057	BNP Paribas	1/9/17	—	(5,169)
MYR	21,132,873	USD	5,094,186	BNP Paribas	1/9/17	—	(71,280)
MYR	154,441,127	USD	37,228,814	BNP Paribas	1/9/17	—	(520,918)
TWD	130,509,000	USD	4,124,810	BNP Paribas	1/10/17	13,487	—
TWD	533,178,000	USD	17,083,563	Goldman Sachs International	1/10/17	—	(177,073)
USD	46,536,590	EUR	41,268,647	Goldman Sachs International	1/11/17	1,084,133	—
USD	49,070,207	EUR	43,510,057	Standard Chartered Bank	1/11/17	1,149,106	—
CNH	1,753,687	USD	259,313	Standard Chartered Bank	1/12/17	—	(2,005)
CNH	138,830,313	USD	20,524,884	Standard Chartered Bank	1/12/17	—	(155,198)
TWD	301,435,000	USD	9,335,243	Deutsche Bank AG	1/12/17	223,244	—
TWD	223,812,000	USD	6,934,531	JPMorgan Chase Bank, N.A.	1/12/17	162,534	—
USD	20,305,484	CNH	140,584,000	Standard Chartered Bank	1/12/17	—	(321,510)
USD	9,000,746	TWD	301,435,000	Deutsche Bank AG	1/12/17	—	(557,740)
USD	6,688,942	TWD	223,812,000	JPMorgan Chase Bank, N.A.	1/12/17	—	(408,124)
COP	65,478,220,000	USD	21,836,992	The Bank of Nova Scotia	1/13/17	—	(288,274)
MXN	1,147,033,694	USD	60,109,824	Bank of America, N.A.	1/13/17	107,460	—
MXN	907,000,000	USD	48,178,052	Bank of America, N.A.	1/13/17	—	(562,121)
USD	19,628,155	EUR	17,375,000	Goldman Sachs International	1/13/17	489,943	—
USD	10,499,305	EUR	9,360,506	Goldman Sachs International	1/13/17	188,897	—
USD	151,518,486	EUR	134,161,954	JPMorgan Chase Bank, N.A.	1/13/17	3,741,801	—
USD	10,759,676	EUR	9,567,133	JPMorgan Chase Bank, N.A.	1/13/17	221,672	—
USD	6,141,898	EUR	5,482,712	JPMorgan Chase Bank, N.A.	1/13/17	102,802	—
USD	5,737,319	EUR	5,123,343	JPMorgan Chase Bank, N.A.	1/13/17	94,060	—
USD	538,625	EUR	480,623	JPMorgan Chase Bank, N.A.	1/13/17	9,228	—
USD	60,921,487	MXN	1,116,325,319	Bank of America, N.A.	1/13/17	2,316,339	—
USD	95,088,470	NZD	134,728,201	Goldman Sachs International	1/13/17	—	(1,009,872)
EUR	8,240,855	SEK	81,500,000	Goldman Sachs International	1/17/17	19,807	—
SEK	326,970,000	EUR	33,598,619	Goldman Sachs International	1/17/17	—	(671,191)
TWD	393,075,000	USD	12,160,093	BNP Paribas	1/17/17	305,314	—
TWD	392,315,000	USD	12,149,737	BNP Paribas	1/17/17	291,569	—
TWD	394,539,000	USD	12,245,158	Citibank, N.A.	1/17/17	266,676	—

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	363,422,000	USD	11,251,455	Deutsche Bank AG	1/17/17	$273,580	$—
USD	11,665,626	TWD	392,315,000	BNP Paribas	1/17/17	—	(775,679)
USD	11,700,445	TWD	394,539,000	Citibank, N.A.	1/17/17	—	(811,389)
USD	10,752,130	TWD	363,422,000	Deutsche Bank AG	1/17/17	—	(772,905)
USD	11,691,701	TWD	393,075,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(773,706)
USD	77,128,797	EUR	69,568,132	Standard Chartered Bank	1/18/17	483,515	—
INR	164,000,000	USD	2,425,318	Citibank, N.A.	1/19/17	7,423	—
TWD	416,930,000	USD	12,940,099	BNP Paribas	1/19/17	282,244	—
TWD	382,197,000	USD	11,856,584	Goldman Sachs International	1/19/17	264,251	—
USD	21,051,835	INR	1,425,525,000	Standard Chartered Bank	1/19/17	—	(94,100)
USD	12,335,207	TWD	416,930,000	BNP Paribas	1/19/17	—	(887,136)
USD	11,262,952	TWD	382,197,000	Goldman Sachs International	1/19/17	—	(857,883)
UGX	12,607,990,000	USD	3,546,551	Standard Chartered Bank	1/20/17	11,475	—
USD	40,088,303	NZD	55,743,000	JPMorgan Chase Bank, N.A.	1/20/17	337,465	—
USD	2,973,583	UGX	12,607,990,000	Standard Chartered Bank	1/20/17	—	(584,444)
USD	33,220,290	SGD	46,040,000	Goldman Sachs International	1/23/17	114,580	—
USD	8,348,366	SGD	11,570,000	Goldman Sachs International	1/23/17	28,794	—
USD	7,294,144	EUR	6,616,604	JPMorgan Chase Bank, N.A.	1/25/17	2,118	—
USD	334,289	EUR	305,036	JPMorgan Chase Bank, N.A.	1/25/17	—	(1,885)
USD	4,191,848	EUR	3,820,670	JPMorgan Chase Bank, N.A.	1/25/17	—	(18,835)
TWD	399,457,000	USD	12,363,262	Bank of America, N.A.	1/26/17	306,402	—
TWD	442,103,000	USD	13,681,046	BNP Paribas	1/26/17	341,231	—
USD	11,893,911	TWD	399,457,000	Bank of America, N.A.	1/26/17	—	(775,754)
USD	13,171,548	TWD	442,103,000	JPMorgan Chase Bank, N.A.	1/26/17	—	(850,729)
UGX	17,750,000,000	USD	5,000,000	Standard Chartered Bank	1/30/17	—	(7,854)
UGX	17,740,000,000	USD	5,000,000	Standard Chartered Bank	1/30/17	—	(10,666)
UGX	19,507,537,000	USD	5,507,492	Standard Chartered Bank	1/30/17	—	(21,043)
USD	2,969,897	UGX	12,696,308,000	Standard Chartered Bank	1/30/17	—	(600,910)
USD	4,949,828	UGX	21,140,715,000	Standard Chartered Bank	1/30/17	—	(995,949)
USD	4,949,828	UGX	21,160,514,000	Standard Chartered Bank	1/30/17	—	(1,001,517)
EUR	33,118,000	USD	36,151,278	Deutsche Bank AG	2/1/17	359,006	—
EUR	24,908,000	USD	27,183,595	Deutsche Bank AG	2/1/17	275,737	—
EUR	11,039,000	USD	12,050,062	Deutsche Bank AG	2/1/17	119,665	—
TWD	578,179,000	USD	17,936,374	Goldman Sachs International	2/2/17	403,960	—
TWD	514,440,000	USD	15,946,683	Standard Chartered Bank	2/2/17	371,794	—
USD	17,190,824	TWD	578,179,000	Goldman Sachs International	2/2/17	—	(1,149,509)
USD	15,305,703	TWD	514,440,000	Standard Chartered Bank	2/2/17	—	(1,012,774)
RON	41,895,100	EUR	9,298,657	BNP Paribas	2/3/17	—	(25,716)
RON	35,612,000	EUR	7,969,565	BNP Paribas	2/3/17	—	(94,017)
UGX	10,723,950,000	USD	3,000,000	ICBC Standard Bank plc	2/3/17	12,088	—
UGX	18,396,050,000	USD	5,161,630	ICBC Standard Bank plc	2/3/17	5,358	—
USD	1,832,941	UGX	7,790,000,000	ICBC Standard Bank plc	2/3/17	—	(355,074)
USD	2,002,111	UGX	8,535,000,000	ICBC Standard Bank plc	2/3/17	—	(395,156)
USD	3,000,000	UGX	12,795,000,000	ICBC Standard Bank plc	2/3/17	—	(593,794)
KES	1,724,419,000	USD	16,298,856	Citibank, N.A.	2/6/17	378,721	—
RUB	1,296,460,000	USD	20,201,948	BNP Paribas	2/6/17	—	(224,065)

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RUB	5,584,023,500	USD	86,513,649	BNP Paribas	2/6/17	$—	$(466,284)
RUB	2,654,585,631	USD	41,684,696	Citibank, N.A.	2/6/17	—	(778,689)
RUB	1,578,340,000	USD	24,643,657	Goldman Sachs International	2/6/17	—	(322,127)
USD	107,229,484	RUB	6,921,127,031	BNP Paribas	2/6/17	577,936	—
USD	87,682,425	RUB	5,583,836,000	Citibank, N.A.	2/6/17	1,637,948	—
EUR	27,033,890	USD	29,606,165	Standard Chartered Bank	2/8/17	206,372	—
USD	59,012,122	EUR	53,933,230	Standard Chartered Bank	2/8/17	—	(464,572)
USD	60,337,361	EUR	55,172,397	Standard Chartered Bank	2/8/17	—	(505,866)
TWD	378,635,000	USD	11,736,981	BNP Paribas	2/10/17	276,043	—
TWD	68,635,000	USD	2,074,317	BNP Paribas	2/10/17	103,279	—
TWD	428,632,000	USD	13,286,795	Goldman Sachs International	2/10/17	312,494	—
TWD	68,495,000	USD	2,071,839	Goldman Sachs International	2/10/17	101,315	—
USD	13,407,776	TWD	447,270,000	BNP Paribas	2/10/17	—	(782,844)
USD	14,897,869	TWD	497,127,000	Goldman Sachs International	2/10/17	—	(874,573)
USD	11,902,976	EUR	10,834,677	Deutsche Bank AG	2/15/17	—	(49,170)
USD	8,214,228	EUR	7,481,968	Standard Chartered Bank	2/15/17	—	(39,416)
USD	14,789,393	CNH	101,507,000	Citibank, N.A.	2/16/17	—	(68,304)
USD	29,149,468	CNH	200,063,000	Standard Chartered Bank	2/16/17	—	(133,985)
TWD	453,919,000	USD	14,083,742	BNP Paribas	2/24/17	322,865	—
TWD	467,365,000	USD	14,546,063	Citibank, N.A.	2/24/17	287,297	—
USD	13,523,581	TWD	453,919,000	BNP Paribas	2/24/17	—	(883,026)
USD	13,145,425	TWD	441,029,000	Citibank, N.A.	2/24/17	—	(852,076)
USD	799,417	TWD	26,336,000	Deutsche Bank AG	2/24/17	—	(36,442)
RON	29,990,500	EUR	6,630,665	BNP Paribas	2/28/17	4,585	—
RON	88,202,116	EUR	19,541,845	BNP Paribas	2/28/17	—	(31,822)
RON	71,892,200	EUR	15,907,114	Deutsche Bank AG	3/2/17	—	(3,636)
RON	9,780,900	EUR	2,169,676	Bank of America, N.A.	3/6/17	—	(6,873)
RON	67,168,470	EUR	14,907,113	Bank of America, N.A.	3/6/17	—	(55,231)
RON	50,862,100	EUR	11,290,144	Deutsche Bank AG	3/7/17	—	(44,406)
RON	72,582,000	EUR	16,098,924	Deutsche Bank AG	3/7/17	—	(49,558)
KES	185,275,000	USD	1,758,662	ICBC Standard Bank plc	3/8/17	24,300	—
RON	103,294,000	EUR	22,900,787	BNP Paribas	3/8/17	—	(60,060)
RON	21,384,000	EUR	4,784,428	BNP Paribas	3/8/17	—	(60,455)
KES	166,253,000	USD	1,577,353	Standard Chartered Bank	3/9/17	22,288	—
KES	271,165,000	USD	2,570,284	Citibank, N.A.	3/13/17	37,063	—
USD	37,105,955	CNH	250,660,000	BNP Paribas	3/13/17	478,844	—
USD	43,166,246	SGD	58,136,300	Goldman Sachs International	3/13/17	1,351,575	—
USD	15,369,394	CNH	101,438,000	Goldman Sachs International	3/15/17	549,014	—
USD	22,245,744	CNH	146,736,000	Standard Chartered Bank	3/15/17	807,199	—
USD	25,000,000	OMR	9,685,000	Standard Chartered Bank	3/20/17	—	(28,783)
USD	16,952,662	CNH	111,913,000	Citibank, N.A.	3/22/17	609,623	—
USD	13,545,675	CNH	89,266,000	Goldman Sachs International	3/22/17	509,855	—
USD	20,309,267	CNH	133,899,000	Standard Chartered Bank	3/22/17	755,537	—
USD	10,305,860	SGD	14,017,000	Goldman Sachs International	3/30/17	223,033	—
USD	25,475,998	SGD	34,655,000	Standard Chartered Bank	3/30/17	547,670	—
USD	17,213,489	BRL	67,890,000	Bank of America, N.A.	4/5/17	—	(3,132,773)
USD	27,613,137	BRL	95,734,745	Citibank, N.A.	4/5/17	—	(1,078,043)

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	26,570,048	BRL	93,500,000	Citibank, N.A.	4/5/17	$—	$(1,451,390)
USD	124,492,511	BRL	501,107,255	Citibank, N.A.	4/5/17	—	(25,686,593)
USD	42,068,341	SGD	57,976,484	Standard Chartered Bank	4/13/17	360,572	—
USD	22,668,822	SGD	31,555,000	Goldman Sachs International	4/27/17	—	(33,544)
USD	47,110,275	SGD	65,568,080	Standard Chartered Bank	4/27/17	—	(62,932)
RON	33,430,000	EUR	7,386,376	BNP Paribas	5/17/17	—	(8,844)
RON	38,910,000	EUR	8,565,768	JPMorgan Chase Bank, N.A.	5/17/17	24,509	—
CNH	145,594,000	USD	21,363,756	Standard Chartered Bank	5/18/17	—	(180,499)
USD	21,740,182	CNH	145,594,000	Standard Chartered Bank	5/18/17	556,925	—
USD	17,562,100	OMR	6,858,000	Deutsche Bank AG	5/31/17	—	(89,990)
USD	25,000,000	OMR	9,788,750	Standard Chartered Bank	6/5/17	—	(187,741)
USD	50,000,000	OMR	19,600,000	Standard Chartered Bank	6/5/17	—	(433,377)
CNH	207,000,000	USD	30,636,257	BNP Paribas	6/13/17	—	(563,287)
USD	37,097,992	CNH	250,660,000	BNP Paribas	6/13/17	682,095	—
USD	15,154,536	CNH	101,720,400	Citibank, N.A.	6/13/17	376,592	—
USD	14,713,113	CNH	98,750,000	Goldman Sachs International	6/13/17	366,708	—
USD	6,851,526	THB	244,668,000	BNP Paribas	6/19/17	—	(128,667)
THB	443,331,000	USD	12,765,073	Deutsche Bank AG	7/25/17	—	(119,609)
USD	20,138,138	THB	708,459,707	Deutsche Bank AG	7/25/17	—	(69,791)
USD	11,392,482	THB	401,585,000	Standard Chartered Bank	7/25/17	—	(62,229)
THB	117,100,000	USD	3,324,815	Standard Chartered Bank	8/3/17	15,160	—
USD	5,626,118	THB	197,533,000	Deutsche Bank AG	8/3/17	—	(8,002)
USD	6,595,843	THB	231,646,000	Standard Chartered Bank	8/3/17	—	(11,262)
USD	24,589,059	OMR	9,663,500	Standard Chartered Bank	8/14/17	—	(161,141)
USD	24,676,209	OMR	9,697,750	Standard Chartered Bank	8/14/17	—	(161,712)
USD	39,438,168	OMR	15,499,200	Standard Chartered Bank	8/14/17	—	(258,452)
USD	25,689,453	OMR	10,079,000	BNP Paribas	8/21/17	—	(109,844)
USD	18,670,836	CNH	126,717,100	Nomura International PLC	8/22/17	333,834	—
USD	12,050,294	CNH	81,942,000	Nomura International PLC	8/22/17	192,615	—
USD	18,661,608	CNH	126,895,200	Standard Chartered Bank	8/22/17	298,832	—
USD	6,025,396	THB	210,075,416	Australia and New Zealand Banking Group Limited	9/12/17	34,465	—
USD	5,977,642	THB	210,263,560	Australia and New Zealand Banking Group Limited	9/12/17	—	(18,654)
USD	10,544,971	THB	366,648,653	Deutsche Bank AG	9/12/17	88,884	—
USD	9,032,943	THB	314,798,076	Deutsche Bank AG	9/12/17	55,531	—
USD	6,029,447	THB	209,529,312	Deutsche Bank AG	9/12/17	54,090	—
USD	11,996,251	THB	420,468,584	Deutsche Bank AG	9/12/17	5,327	—
USD	4,490,057	THB	157,443,860	Deutsche Bank AG	9/12/17	73	—
USD	2,996,303	THB	105,260,112	Goldman Sachs International	9/12/17	—	(5,505)
CNH	35,000,000	USD	5,060,363	Deutsche Bank AG	9/22/17	—	(4,205)
CNH	42,496,000	USD	6,174,052	Deutsche Bank AG	9/22/17	—	(35,010)
CNH	53,483,000	USD	7,730,992	Standard Chartered Bank	9/22/17	—	(4,749)
CNH	45,000,000	USD	6,537,847	Standard Chartered Bank	9/22/17	—	(37,072)
USD	52,626,546	CNH	360,323,436	Deutsche Bank AG	9/22/17	573,627	—
USD	24,557,475	CNH	168,157,312	Standard Chartered Bank	9/22/17	265,192	—
USD	34,654,859	AED	129,626,500	Standard Chartered Bank	2/5/18	—	(494,501)

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	47,464,781	AED	177,898,000	Standard Chartered Bank	2/8/18	$—	$(772,572)
USD	58,381,943	AED	218,729,683	Standard Chartered Bank	2/8/18	—	(926,992)
USD	3,836,471	AED	14,203,000	Standard Chartered Bank	5/17/18	—	(11,450)
USD	4,777,660	OMR	1,935,000	Standard Chartered Bank	5/21/18	—	(34,683)
USD	4,706,167	OMR	1,946,000	Deutsche Bank AG	8/20/18	—	(84,520)
USD	6,711,914	OMR	2,769,000	BNP Paribas	9/4/18	—	(93,484)
USD	4,391,131	OMR	1,812,000	BNP Paribas	9/17/18	—	(55,817)
USD	11,566,913	AED	43,000,000	Standard Chartered Bank	9/26/18	—	(69,568)

						$80,038,669	$(92,894,566)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures(1)
High Grade Copper	198	Short	Dec-16	$(10,339,401)	$(10,914,750)	$(575,349)
High Grade Copper	240	Short	Mar-17	(12,545,250)	(13,293,000)	(747,750)
WTI Crude Oil	938	Short	Nov-16	(47,668,269)	(43,954,680)	3,713,589
WTI Crude Oil	1,086	Short	Jan-17	(56,345,788)	(52,182,300)	4,163,488
WTI Crude Oil	1,069	Short	Jan-17	(53,506,892)	(51,365,450)	2,141,442

Equity Futures
E-mini S&P 500 Index	358	Short	Dec-16	(37,870,265)	(37,949,790)	(79,525)
TOPIX Index	46	Short	Dec-16	(5,853,848)	(6,103,368)	(249,520)

Interest Rate Futures
Euro-Bobl	701	Short	Dec-16	(101,492,381)	(100,892,153)	600,228
Euro-Bund	231	Short	Dec-16	(41,881,324)	(41,123,119)	758,205
IMM 10-Year Interest Rate Swap	42	Long	Dec-16	4,138,768	4,195,942	57,174
Japan 10-Year Bond	115	Short	Dec-16	(166,457,729)	(166,364,547)	93,182
U.S. 2-Year Treasury Note	503	Short	Dec-16	(109,874,062)	(109,724,734)	149,328
U.S. 5-Year Deliverable Interest Rate Swap	2,314	Short	Dec-16	(234,181,790)	(232,773,937)	1,407,853
U.S. 5-Year Treasury Note	898	Short	Dec-16	(109,099,985)	(108,475,594)	624,391
U.S. 10-Year Deliverable Interest Rate Swap	2,895	Short	Dec-16	(293,200,361)	(289,771,406)	3,428,955
U.S. 10-Year Treasury Note	77	Short	Dec-16	(10,106,250)	(9,981,125)	125,125

						$15,610,816

(1)	Positions are held by a wholly-owned subsidiary (see Note 1).

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI:  West Texas Intermediate

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.(1)	BRL	46,984	Pays	Brazil CETIP Interbank Deposit Rate	11.92%		1/2/19	$112,060
CME Group, Inc.(1)	BRL	63,192	Pays	Brazil CETIP Interbank Deposit Rate	11.91		1/2/19	143,338
CME Group, Inc.(1)	BRL	158,953	Pays	Brazil CETIP Interbank Deposit Rate	11.86		1/2/19	306,670
CME Group, Inc.(1)	BRL	236,243	Pays	Brazil CETIP Interbank Deposit Rate	11.78		1/2/19	369,905
CME Group, Inc.(1)	BRL	277,661	Pays	Brazil CETIP Interbank Deposit Rate	12.00		1/2/19	805,398
CME Group, Inc.(1)	BRL	357,334	Pays	Brazil CETIP Interbank Deposit Rate	11.77		1/2/19	462,010
CME Group, Inc.(1)	BRL	14,791	Receives	Brazil CETIP Interbank Deposit Rate	11.94		1/2/23	(247,686)
CME Group, Inc.(1)	BRL	19,830	Receives	Brazil CETIP Interbank Deposit Rate	11.93		1/2/23	(326,952)
CME Group, Inc.(1)	BRL	49,826	Receives	Brazil CETIP Interbank Deposit Rate	11.84		1/2/23	(724,534)
CME Group, Inc.(1)	BRL	74,968	Receives	Brazil CETIP Interbank Deposit Rate	11.84		1/2/23	(1,106,691)
CME Group, Inc.(1)	BRL	87,798	Receives	Brazil CETIP Interbank Deposit Rate	12.02		1/2/23	(1,620,881)
CME Group, Inc.(1)	BRL	112,105	Receives	Brazil CETIP Interbank Deposit Rate	11.70		1/2/23	(1,291,006)
CME Group, Inc.	MXN	680,400	Pays	Mexico Interbank TIIE 28 Day	6.09		6/30/26	(1,090,412)
CME Group, Inc.	MXN	1,218,700	Pays	Mexico Interbank TIIE 28 Day	6.13		6/30/26	(1,762,884)
CME Group, Inc.	MXN	548,540	Pays	Mexico Interbank TIIE 28 Day	6.19		7/20/26	(678,151)
CME Group, Inc.(1)	USD	4,686	Receives	3-month USD-LIBOR-BBA	2.25	(2)	12/21/46	370,159
LCH.Clearnet(1)	EUR	8,456	Receives	6-month Euro Interbank Offered Rate	0.00	(2)	12/21/19	11,488
LCH.Clearnet(1)	EUR	162,438	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	12/21/21	1,069,837
LCH.Clearnet(1)	EUR	23,600	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	(470,800)
LCH.Clearnet(1)	EUR	23,600	Pays	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	(100,956)
LCH.Clearnet(1)	EUR	67,248	Receives	6-month Euro Interbank Offered Rate	0.75	(2)	12/21/26	992,806
LCH.Clearnet	HUF	3,485,900	Receives	6-month HUF BUBOR	1.92		7/28/26	167,948
LCH.Clearnet	HUF	2,453,200	Receives	6-month HUF BUBOR	1.94		8/1/26	107,506
LCH.Clearnet	HUF	940,022	Receives	6-month HUF BUBOR	1.94		9/21/26	54,097
LCH.Clearnet	HUF	964,125	Receives	6-month HUF BUBOR	1.93		9/21/26	57,061
LCH.Clearnet	HUF	2,378,174	Receives	6-month HUF BUBOR	1.89		9/21/26	173,428
LCH.Clearnet	HUF	957,698	Receives	6-month HUF BUBOR	2.14		10/13/26	(3,592)
LCH.Clearnet	HUF	973,765	Receives	6-month HUF BUBOR	2.09		10/19/26	13,897
LCH.Clearnet	HUF	1,462,256	Receives	6-month HUF BUBOR	2.09		10/19/26	20,858
LCH.Clearnet	HUF	1,061,180	Receives	6-month HUF BUBOR	2.04		10/20/26	32,409
LCH.Clearnet	HUF	1,462,255	Receives	6-month HUF BUBOR	2.04		10/20/26	44,659
LCH.Clearnet	HUF	1,218,150	Receives	6-month HUF BUBOR	2.08		10/28/26	25,002
LCH.Clearnet	HUF	3,015,613	Receives	6-month HUF BUBOR	2.06		10/28/26	76,658
LCH.Clearnet(1)	HUF	1,825,240	Receives	6-month HUF BUBOR	2.09		11/2/26	33,813
LCH.Clearnet(1)	HUF	1,222,117	Receives	6-month HUF BUBOR	2.18		11/3/26	(14,951)
LCH.Clearnet	PLN	49,240	Pays	6-month PLN WIBOR	2.23		7/28/26	(303,619)
LCH.Clearnet	PLN	35,503	Pays	6-month PLN WIBOR	2.22		8/1/26	(225,118)
LCH.Clearnet	PLN	12,853	Pays	6-month PLN WIBOR	2.28		9/21/26	(69,689)
LCH.Clearnet	PLN	13,174	Pays	6-month PLN WIBOR	2.30		9/21/26	(65,472)
LCH.Clearnet	PLN	34,381	Pays	6-month PLN WIBOR	2.30		9/21/26	(170,867)
LCH.Clearnet	PLN	13,591	Pays	6-month PLN WIBOR	2.49		10/13/26	(11,837)
LCH.Clearnet	PLN	13,817	Pays	6-month PLN WIBOR	2.47		10/19/26	(19,147)
LCH.Clearnet	PLN	20,724	Pays	6-month PLN WIBOR	2.46		10/19/26	(33,395)
LCH.Clearnet	PLN	15,166	Pays	6-month PLN WIBOR	2.43		10/20/26	(34,845)
LCH.Clearnet	PLN	20,727	Pays	6-month PLN WIBOR	2.44		10/20/26	(41,543)

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR	2.47%		10/28/26	$(25,520)
LCH.Clearnet	PLN	43,554	Pays	6-month PLN WIBOR	2.46		10/28/26	(73,617)
LCH.Clearnet	PLN	26,131	Pays	6-month PLN WIBOR	2.50		10/31/26	(21,109)
LCH.Clearnet(1)	PLN	17,422	Pays	6-month PLN WIBOR	2.56		11/2/26	9,020
LCH.Clearnet(1)	USD	44,193	Receives	3-month USD-LIBOR-BBA	1.25	(2)	12/21/18	37,808
LCH.Clearnet	USD	8,043	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	214,578
LCH.Clearnet	USD	15,300	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	398,586
LCH.Clearnet	USD	8,222	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	191,798
LCH.Clearnet	USD	10,439	Pays	3-month USD-LIBOR-BBA	1.78		7/31/20	258,897
LCH.Clearnet	USD	15,520	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	360,750
LCH.Clearnet	USD	19,400	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	450,746
LCH.Clearnet	USD	20,736	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	429,005
LCH.Clearnet	USD	22,053	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	353,779
LCH.Clearnet	USD	10,695	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	196,091
LCH.Clearnet	USD	11,461	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	210,136
LCH.Clearnet	USD	23,643	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	441,868
LCH.Clearnet	USD	40,058	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	760,237
LCH.Clearnet	USD	5,625	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	74,915
LCH.Clearnet	USD	11,489	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	155,277
LCH.Clearnet	USD	23,669	Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	310,563
LCH.Clearnet	USD	38,126	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	505,252
LCH.Clearnet	USD	11,213	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	184,606
LCH.Clearnet	USD	27,660	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	454,023
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	18,375
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA	1.54		9/23/20	18,153
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	82,652
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	81,476
LCH.Clearnet	USD	12,320	Pays	3-month USD-LIBOR-BBA	1.38		10/29/20	64,476
LCH.Clearnet	USD	20,290	Pays	3-month USD-LIBOR-BBA	1.52		11/4/20	329,267
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	209,231
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	205,134
LCH.Clearnet	USD	24,666	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	408,869
LCH.Clearnet	USD	11,935	Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	209,049
LCH.Clearnet	USD	16,312	Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	365,056
LCH.Clearnet	USD	2,546	Pays	3-month USD-LIBOR-BBA	1.12		2/23/21	(15,765)
LCH.Clearnet	USD	8,910	Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	(56,352)
LCH.Clearnet	USD	8,640	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(33,803)
LCH.Clearnet	USD	17,279	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(69,129)
LCH.Clearnet	USD	8,650	Pays	3-month USD-LIBOR-BBA	1.15		3/3/21	(41,516)
LCH.Clearnet	USD	21,672	Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	9,003
LCH.Clearnet	USD	15,042	Pays	3-month USD-LIBOR-BBA	1.10		6/21/21	(92,340)
LCH.Clearnet	USD	12,474	Pays	3-month USD-LIBOR-BBA	1.16		6/23/21	(42,677)
LCH.Clearnet	USD	8,320	Pays	3-month USD-LIBOR-BBA	1.17		6/24/21	(23,403)
LCH.Clearnet	USD	11,420	Pays	3-month USD-LIBOR-BBA	1.18		6/24/21	(27,084)
LCH.Clearnet	USD	11,418	Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(12,465)

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.21%		6/27/21	$(11,067)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.19		6/27/21	(22,268)
LCH.Clearnet	USD	12,640		Pays	3-month USD-LIBOR-BBA	0.97		6/28/21	(162,917)
LCH.Clearnet	USD	11,230		Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(145,492)
LCH.Clearnet	USD	11,419		Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(151,301)
LCH.Clearnet	USD	11,421		Pays	3-month USD-LIBOR-BBA	0.97		6/29/21	(146,006)
LCH.Clearnet	USD	42,081		Pays	3-month USD-LIBOR-BBA	1.20		9/1/21	(218,257)
LCH.Clearnet	USD	35,942		Pays	3-month USD-LIBOR-BBA	1.21		9/2/21	(164,153)
LCH.Clearnet	USD	13,918		Pays	3-month USD-LIBOR-BBA	2.10		7/27/22	623,906
LCH.Clearnet	USD	14,712		Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	615,958
LCH.Clearnet	USD	5,210		Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(30,160)
LCH.Clearnet	USD	7,105		Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(41,450)
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	78,500
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	74,694
LCH.Clearnet	USD	10,077		Pays	3-month USD-LIBOR-BBA	1.60		5/18/26	(5,358)
LCH.Clearnet	USD	2,531		Pays	3-month USD-LIBOR-BBA	1.72		5/20/26	13,694
LCH.Clearnet	USD	5,063		Pays	3-month USD-LIBOR-BBA	1.65		5/20/26	23,735
LCH.Clearnet	USD	3,810		Pays	3-month USD-LIBOR-BBA	1.69		6/3/26	27,727
LCH.Clearnet	USD	21,123		Receives	3-month USD-LIBOR-BBA	1.30		7/13/26	649,309
LCH.Clearnet	USD	31,686		Receives	3-month USD-LIBOR-BBA	1.29		7/13/26	990,524
LCH.Clearnet	USD	23,561		Receives	3-month USD-LIBOR-BBA	1.37		7/14/26	572,774
LCH.Clearnet	USD	27,350		Receives	3-month USD-LIBOR-BBA	1.42		8/18/26	626,003
LCH.Clearnet(1)	USD	0	(3)	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	(2)
LCH.Clearnet(1)	USD	8,500		Receives	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	213,343
LCH.Clearnet(1)	USD	8,500		Pays	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	(383,808)
LCH.Clearnet(1)	USD	17,134		Receives	3-month USD-LIBOR-BBA	2.25	(2)	12/21/46	352,702

									$5,880,505

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after October 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than USD 500.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	KRW	79,346,655	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31%	10/7/21	$364,822
Bank of America, N.A.	KRW	22,972,332	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.42	10/27/21	(187)
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	821,441
Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate	3.43	5/10/26	310,445

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate	3.57%	5/23/26	$433,140
BNP Paribas	KRW	50,512,545	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	229,457
Citibank, N.A.	KRW	49,657,668	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.40	10/27/21	36,982
Credit Suisse International	RUB	2,406,574	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	891,310
Credit Suisse International	RUB	802,192	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	263,417
Credit Suisse International	RUB	1,203,287	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	362,062
Credit Suisse International	RUB	786,462	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	227,298
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.74	6/27/21	(223,363)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.76	6/27/21	(233,980)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(252,560)
Deutsche Bank AG	AED	40,800	Receives	3-month Emirates Interbank Offered Rate	2.40	6/28/21	(39,862)
Deutsche Bank AG	AED	40,614	Receives	3-month Emirates Interbank Offered Rate	2.39	6/29/21	(36,292)
Deutsche Bank AG	AED	44,675	Receives	3-month Emirates Interbank Offered Rate	2.37	6/29/21	(25,859)
Deutsche Bank AG	CNY	296,645	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(96,978)
Deutsche Bank AG	CNY	220,924	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	(88,006)
Deutsche Bank AG	SAR	57,250	Receives	3-month Saudi Riyal Interbank Offered Rate	3.01	6/28/20	9,356
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	246,734
Deutsche Bank AG	SAR	234,860	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(516,252)
Deutsche Bank AG	SAR	100,651	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	2/25/21	502,403
Deutsche Bank AG	SAR	33,130	Receives	3-month Saudi Riyal Interbank Offered Rate	2.62	3/3/21	174,047
Deutsche Bank AG	SAR	83,876	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	302,591
Goldman Sachs International	AED	38,962	Receives	3-month Emirates Interbank Offered Rate	2.50	6/13/21	(99,671)
Goldman Sachs International	AED	38,960	Receives	3-month Emirates Interbank Offered Rate	2.51	6/15/21	(101,053)
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate	2.59	6/16/21	(143,796)
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate	2.52	6/21/21	(104,666)
Goldman Sachs International	AED	48,805	Receives	3-month Emirates Interbank Offered Rate	2.76	6/23/21	(281,314)
Goldman Sachs International	AED	32,540	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(202,048)
Goldman Sachs International	AED	32,541	Receives	3-month Emirates Interbank Offered Rate	2.79	6/27/21	(197,807)
Goldman Sachs International	CNY	296,646	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(96,978)
Goldman Sachs International	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(88,229)
Goldman Sachs International	CNY	303,345	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(107,545)
Goldman Sachs International	CNY	164,868	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	(66,643)
Goldman Sachs International	CNY	498,680	Pays	7-day China Fixing Repo Rates	2.37	4/15/18	(434,127)
Goldman Sachs International	CNY	296,250	Pays	7-day China Fixing Repo Rates	2.56	5/23/18	(142,239)
Goldman Sachs International	ILS	156,770	Receives	3-month Tel Aviv Interbank Offered Rate	0.73	9/1/21	(26,992)
Goldman Sachs International	ILS	137,700	Receives	3-month Tel Aviv Interbank Offered Rate	0.76	9/2/21	(80,638)
Goldman Sachs International	SAR	30,190	Receives	3-month Saudi Riyal Interbank Offered Rate	2.17	6/29/20	262,924

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16%	8/3/20	$830,018
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	688,712
Goldman Sachs International	SAR	83,127	Receives	3-month Saudi Riyal Interbank Offered Rate	2.33	8/17/20	768,202
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	713,684
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	760,324
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	762,920
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(106,633)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(208,729)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	1,500,193
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	1,396,621
Goldman Sachs International	SAR	52,237	Receives	3-month Saudi Riyal Interbank Offered Rate	2.23	9/28/20	570,104
Goldman Sachs International	SAR	46,500	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	10/29/20	466,097
Goldman Sachs International	SAR	79,560	Receives	3-month Saudi Riyal Interbank Offered Rate	2.54	11/4/20	235,904
Goldman Sachs International	SAR	47,730	Receives	3-month Saudi Riyal Interbank Offered Rate	2.58	11/5/20	112,553
Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	249,507
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	203,477
Goldman Sachs International	SAR	56,075	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	792,899
Goldman Sachs International	SAR	55,883	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	817,427
Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate	3.46	5/9/26	1,295,482
Goldman Sachs International	SAR	40,596	Receives	3-month Saudi Riyal Interbank Offered Rate	3.47	5/18/26	658,819
Goldman Sachs International	SAR	15,890	Receives	3-month Saudi Riyal Interbank Offered Rate	3.71	6/6/26	179,472
Standard Chartered Bank	CNY	292,382	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(105,239)
Standard Chartered Bank	CNY	105,517	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	(42,797)
Standard Chartered Bank	CNY	523,843	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(633,449)

							$13,656,912

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Markit CDX Emerging Market Index	ICE Clear Credit	$1,000	1.00	%(1)	6/20/21	2.48%	$(61,419)	$80,958	$19,539
Mexico	ICE Clear Credit	10,437	1.00	(1)	12/20/21	1.55	(262,797)	329,606	66,809
South Africa	ICE Clear Credit	4,600	1.00	(1)	6/20/17	0.37	23,794	19,401	43,195
Turkey	ICE Clear Credit	2,160	1.00	(1)	6/20/20	1.93	(66,358)	98,078	31,720

Total		$18,197					$(366,780)	$528,043	$161,263

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)

Colombia	ICE Clear Credit	$20,284	1.00	%(1)	6/20/21	$484,186	$(1,144,088)	$(659,902)
Colombia	ICE Clear Credit	8,120	1.00	(1)	6/20/21	193,827	(460,766)	(266,939)
Colombia	ICE Clear Credit	8,130	1.00	(1)	6/20/21	194,074	(474,516)	(280,442)
Colombia	ICE Clear Credit	6,098	1.00	(1)	6/20/21	145,556	(350,955)	(205,399)
Colombia	ICE Clear Credit	6,098	1.00	(1)	6/20/21	145,731	(328,322)	(182,591)
Italy	ICE Clear Credit	66,170	1.00	(1)	12/20/21	1,442,330	(1,259,858)	182,472
Italy	ICE Clear Credit	59,608	1.00	(1)	12/20/21	1,299,296	(1,191,358)	107,938
Italy	ICE Clear Credit	21,410	1.00	(1)	12/20/21	466,681	(407,186)	59,495
Mexico	ICE Clear Credit	16,230	1.00	(1)	6/20/21	261,276	(533,135)	(271,859)
Mexico	ICE Clear Credit	10,140	1.00	(1)	6/20/21	163,237	(355,840)	(192,603)
Mexico	ICE Clear Credit	10,140	1.00	(1)	6/20/21	163,237	(340,930)	(177,693)
South Africa	ICE Clear Credit	3,910	1.00	(1)	12/20/19	63,910	(74,685)	(10,775)
South Africa	ICE Clear Credit	4,600	1.00	(1)	3/20/20	96,896	(100,137)	(3,241)
South Africa	ICE Clear Credit	5,300	1.00	(1)	3/20/20	111,641	(111,785)	(144)
South Africa	ICE Clear Credit	5,000	1.00	(1)	6/20/20	131,377	(120,059)	11,318

Total						$5,363,255	$(7,253,620)	$(1,890,365)

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Mexico	Barclays Bank PLC	$75,170	1.00	%(1)	12/20/21	1.52%	$(1,810,645)	$2,351,300	$540,655
Mexico	BNP Paribas	62,860	1.00	(1)	12/20/21	1.52	(1,514,130)	1,970,452	456,322
Mexico	BNP Paribas	7,067	1.00	(1)	12/20/21	1.52	(170,225)	219,380	49,155
Mexico	BNP Paribas	5,368	1.00	(1)	12/20/21	1.52	(129,301)	166,707	37,406
Mexico	Citibank, N.A.	5,266	1.00	(1)	12/20/21	1.52	(126,841)	158,611	31,770
Philippines	Barclays Bank PLC	13,320	1.00	(1)	12/20/21	1.13	(71,866)	102,555	30,689
Philippines	BNP Paribas	14,890	1.00	(1)	12/20/21	1.13	(80,366)	135,743	55,377
Philippines	BNP Paribas	14,900	1.00	(1)	12/20/21	1.13	(80,420)	118,059	37,639

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Philippines	BNP Paribas	$11,170	1.00	%(1)	12/20/21	1.13%	$(60,288)	$88,709	$28,421
Philippines	Goldman Sachs International	5,294	1.00	(1)	12/20/21	1.13	(28,574)	35,658	7,084
Philippines	HSBC Bank USA, N.A.	40,027	1.00	(1)	12/20/21	1.13	(216,039)	307,908	91,869
Philippines	JPMorgan Chase Bank, N.A.	9,308	1.00	(1)	12/20/21	1.13	(50,238)	78,188	27,950
Poland	Barclays Bank PLC	10,720	1.00	(1)	6/20/21	0.66	176,074	23,716	199,790
Poland	BNP Paribas	11,790	1.00	(1)	6/20/21	0.66	193,659	22,827	216,486
Saudi Arabia	Barclays Bank PLC	5,306	1.00	(1)	12/20/20	1.15	(25,030)	102,630	77,600
Saudi Arabia	Barclays Bank PLC	5,200	1.00	(1)	12/20/20	1.15	(24,530)	100,698	76,168
Saudi Arabia	Barclays Bank PLC	2,530	1.00	(1)	6/20/21	1.25	(24,727)	57,122	32,395
Saudi Arabia	Citibank, N.A.	15,400	1.00	(1)	12/20/20	1.15	(72,647)	297,943	225,296
Saudi Arabia	Citibank, N.A.	5,700	1.00	(1)	12/20/20	1.15	(26,889)	110,151	83,262
Saudi Arabia	Citibank, N.A.	3,910	1.00	(1)	12/20/20	1.15	(18,445)	84,389	65,944
Saudi Arabia	Citibank, N.A.	3,902	1.00	(1)	12/20/20	1.15	(18,405)	78,291	59,886
Saudi Arabia	Citibank, N.A.	9,930	1.00	(1)	6/20/21	1.25	(97,049)	233,136	136,087
Saudi Arabia	Citibank, N.A.	3,980	1.00	(1)	6/20/21	1.25	(38,898)	91,834	52,936
Saudi Arabia	Citibank, N.A.	3,970	1.00	(1)	6/20/21	1.25	(38,800)	91,682	52,882
Saudi Arabia	Deutsche Bank AG	3,880	1.00	(1)	12/20/20	1.15	(18,303)	74,928	56,625
Saudi Arabia	Goldman Sachs International	10,277	1.00	(1)	6/20/21	1.25	(100,441)	245,991	145,550
Saudi Arabia	Goldman Sachs International	4,010	1.00	(1)	6/20/21	1.25	(39,191)	92,490	53,299
Saudi Arabia	HSBC Bank USA, N.A.	5,350	1.00	(1)	12/20/20	1.15	(25,238)	109,415	84,177
Saudi Arabia	JPMorgan Chase Bank, N.A.	3,930	1.00	(1)	6/20/21	1.25	(38,409)	92,438	54,029
Saudi Arabia	Nomura International PLC	10,970	1.00	(1)	6/20/21	1.25	(107,214)	262,230	155,016
Slovenia	Barclays Bank PLC	10,000	1.00	(1)	3/20/20	0.67	120,787	111,102	231,889
Slovenia	BNP Paribas	10,000	1.00	(1)	3/20/20	0.67	120,787	54,714	175,501
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	0.49	166,710	66,668	233,378
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	0.49	113,304	115,412	228,716
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	0.49	118,599	62,994	181,593
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	0.49	91,668	43,400	135,068
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	0.40	19,891	17,102	36,993
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	0.49	64,908	51,284	116,192
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	0.49	51,698	38,092	89,790
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	0.49	108,180	88,579	196,759
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	0.49	95,824	66,384	162,208
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	0.49	52,382	49,630	102,012
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	0.49	56,937	62,838	119,775
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	0.49	96,451	109,125	205,576
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	0.49	86,544	88,154	174,698
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	0.49	52,382	41,387	93,769
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	0.49	60,865	65,422	126,287
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	0.54	51,362	43,129	94,491
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	0.49	52,382	57,053	109,435
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	0.49	52,074	41,145	93,219
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	0.54	46,739	40,789	87,528

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
South Africa	JPMorgan Chase Bank, N.A.	$9,200	1.00	%(1)	9/20/17	0.49%	$52,382	$48,136	$100,518
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	0.40	21,880	18,302	40,182
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	0.49	52,382	47,389	99,771
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	0.49	50,674	30,748	81,422
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	0.49	22,775	10,808	33,583
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	0.54	45,254	38,746	84,000
Turkey	Bank of America, N.A.	94,932	1.00	(1)	12/20/17	0.69	450,327	511,114	961,441
Turkey	Barclays Bank PLC	23,500	1.00	(1)	6/20/20	1.93	(735,675)	1,057,979	322,304
Turkey	BNP Paribas	10,000	1.00	(1)	6/20/20	1.93	(313,053)	399,132	86,079
Turkey	BNP Paribas	32,300	1.00	(1)	9/20/20	2.02	(1,185,615)	1,938,267	752,652
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	0.69	94,873	107,680	202,553
Turkey	Goldman Sachs International	25,000	1.00	(1)	6/20/20	1.93	(782,633)	986,270	203,637
Turkey	Goldman Sachs International	10,000	1.00	(1)	6/20/20	1.93	(313,053)	428,288	115,235
Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00	(1)	6/20/20	1.93	(84,838)	123,936	39,098
Turkey	Nomura International PLC	6,900	1.00	(1)	6/20/20	1.93	(216,007)	280,403	64,396

Total		$924,823					$(5,843,269)	$15,246,782	$9,403,513

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	BNP Paribas	$4,574	1.00	%(1)	6/20/18	$(44,101)	$(8,587)	$(52,688)
Bulgaria	BNP Paribas	6,320	1.00	(1)	9/20/18	(64,626)	(22,572)	(87,198)
China	Bank of America, N.A.	22,200	1.00	(1)	3/20/17	(94,942)	(50,482)	(145,424)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(160,003)	(77,421)	(237,424)
China	Deutsche Bank AG	13,655	1.00	(1)	3/20/17	(58,398)	(26,855)	(85,253)
China	Deutsche Bank AG	15,969	1.00	(1)	3/20/17	(68,294)	(31,406)	(99,700)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	50,983	(220,560)	(169,577)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	50,983	(220,821)	(169,838)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	50,983	(226,962)	(175,979)
Croatia	Barclays Bank PLC	9,040	1.00	(1)	3/20/20	101,965	(440,735)	(338,770)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	(15,845)	(30,546)	(46,391)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	(59,230)	(220,196)	(279,426)
Croatia	BNP Paribas	1,500	1.00	(1)	3/20/20	16,919	(83,915)	(66,996)
Croatia	BNP Paribas	2,340	1.00	(1)	3/20/20	26,394	(117,244)	(90,850)
Croatia	BNP Paribas	2,760	1.00	(1)	3/20/20	31,131	(132,879)	(101,748)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	70,496	(349,165)	(278,669)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	(11,884)	(22,635)	(34,519)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	(39,613)	(77,198)	(116,811)

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Citibank, N.A.	$3,070	1.00	%(1)	3/20/18	$(22,892)	$(56,265)	$(79,157)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	(30,200)	(74,211)	(104,411)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	(31,967)	(109,205)	(141,172)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	(18,649)	(82,124)	(100,773)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	(92,687)	(403,009)	(495,696)
Croatia	Citibank, N.A.	1,660	1.00	(1)	3/20/20	18,724	(80,597)	(61,873)
Croatia	Citibank, N.A.	4,260	1.00	(1)	3/20/20	48,050	(216,188)	(168,138)
Croatia	Citibank, N.A.	10,000	1.00	(1)	3/20/20	112,793	(532,745)	(419,952)
Croatia	Citibank, N.A.	167	1.00	(1)	6/20/20	2,739	(8,765)	(6,026)
Croatia	Citibank, N.A.	1,000	1.00	(1)	6/20/20	16,378	(53,673)	(37,295)
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	(3,248)	(6,442)	(9,690)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	(15,845)	(30,261)	(46,106)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	(8,676)	(99,794)	(108,470)
Croatia	Goldman Sachs International	2,210	1.00	(1)	3/20/20	24,927	(110,731)	(85,804)
Croatia	Goldman Sachs International	3,410	1.00	(1)	3/20/20	38,462	(171,029)	(132,567)
Croatia	Goldman Sachs International	1,700	1.00	(1)	6/20/20	27,843	(91,550)	(63,707)
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	(48,528)	(165,781)	(214,309)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	(20,724)	(91,334)	(112,058)
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	(3,392)	(3,052)	(6,444)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	(10,973)	(20,272)	(31,245)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	(12,637)	(24,964)	(37,601)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(19,807)	(38,351)	(58,158)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(19,807)	(39,093)	(58,900)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	(22,981)	(79,265)	(102,246)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	(19,669)	(90,473)	(110,142)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	(44,073)	(185,666)	(229,739)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	(40,993)	(193,038)	(234,031)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	(37,283)	(85,681)	(122,964)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	(303,486)	(747,286)	(1,050,772)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	526,719	(183,306)	343,413
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	5,788	(2,116)	3,672
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	590,388	(182,692)	407,696
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	532,507	(186,202)	346,305
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	526,719	(184,426)	342,293
Italy	Bank of America, N.A.	11,150	1.00	(1)	12/20/21	207,639	(269,355)	(61,716)
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	808,986	(854,233)	(45,247)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(190,562)	181,907	(8,655)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(176,608)	155,925	(20,683)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	27,279	(40,379)	(13,100)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(276,253)	48,572	(227,681)
Malaysia	Barclays Bank PLC	13,320	1.00	(1)	12/20/21	131,659	(143,821)	(12,162)
Malaysia	BNP Paribas	14,910	1.00	(1)	12/20/21	147,375	(135,893)	11,482
Malaysia	BNP Paribas	14,900	1.00	(1)	12/20/21	147,277	(150,005)	(2,728)

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Malaysia	BNP Paribas	$11,175	1.00	%(1)	12/20/21	$110,457	$(131,332)	$(20,875)
Malaysia	Goldman Sachs International	5,482	1.00	(1)	12/20/21	54,186	(52,616)	1,570
Malaysia	HSBC Bank USA, N.A.	40,003	1.00	(1)	12/20/21	395,403	(364,954)	30,449
Malaysia	JPMorgan Chase Bank, N.A.	9,310	1.00	(1)	12/20/21	92,023	(82,638)	9,385
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	129,696	(169,520)	(39,824)
Mexico	Citibank, N.A.	4,150	1.00	(1)	6/20/22	138,010	(155,419)	(17,409)
Poland	Bank of America, N.A.	7,120	1.00	(1)	9/20/19	(139,016)	68,933	(70,083)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(142,965)	78,386	(64,579)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(85,128)	44,651	(40,477)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(292,870)	153,645	(139,225)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(24,059)	22,678	(1,381)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(24,059)	21,364	(2,695)
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(174,751)	92,460	(82,291)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(51,838)	27,923	(23,915)
Qatar	Barclays Bank PLC	4,850	1.00	(1)	12/20/20	(58,004)	(76,112)	(134,116)
Qatar	Barclays Bank PLC	13,690	1.00	(1)	12/20/20	(163,728)	(161,107)	(324,835)
Qatar	Barclays Bank PLC	16,420	1.00	(1)	12/20/20	(196,378)	(249,918)	(446,296)
Qatar	Barclays Bank PLC	40,936	1.00	(1)	12/20/21	(268,036)	120,090	(147,946)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	(6,113)	26,625	20,512
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	76,597	9,493	86,090
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	30,677	21,296	51,973
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(24,101)	16,056	(8,045)
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(90,749)	79,130	(11,619)
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(24,101)	15,133	(8,968)
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(55,153)	34,630	(20,523)
Qatar	Deutsche Bank AG	3,070	1.00	(1)	6/20/21	(28,350)	(13,581)	(41,931)
Qatar	Deutsche Bank AG	3,140	1.00	(1)	6/20/21	(28,997)	(23,588)	(52,585)
Qatar	Deutsche Bank AG	6,290	1.00	(1)	6/20/21	(58,086)	(37,557)	(95,643)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(30,012)	18,717	(11,295)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(59,751)	31,368	(28,383)
Qatar	Goldman Sachs International	10	1.00	(1)	12/20/20	(120)	(105)	(225)
Qatar	Goldman Sachs International	1,660	1.00	(1)	12/20/20	(19,853)	(32,427)	(52,280)
Qatar	Goldman Sachs International	9,740	1.00	(1)	12/20/20	(116,487)	(129,433)	(245,920)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	23,452	(9,021)	14,431
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	36,500	2,086	38,586
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(24,964)	14,694	(10,270)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(22,934)	21,645	(1,289)
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(28,139)	17,152	(10,987)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(46,205)	32,443	(13,762)
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(18,826)	10,132	(8,694)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(47,200)	26,205	(20,995)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	113,635	26,000	139,635
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	58,604	(22,843)	35,761

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Serbia	Nomura International PLC	$10,000	5.00	%(1)	6/20/19	$(884,863)	$570,140	$(314,723)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	106,963	(91,562)	15,401
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/20	181,691	(94,828)	86,863
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	638,847	(270,617)	368,230
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	194,023	(90,151)	103,872
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	2,440,293	(1,220,742)	1,219,551
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	1,736,042	(961,786)	774,256
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	1,341,828	(709,773)	632,055
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	1,658,532	(1,156,079)	502,453
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	106,963	(105,843)	1,120
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	111,112	(67,570)	43,542
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	111,112	(76,957)	34,155
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	111,112	(110,090)	1,022
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	274,463	(330,109)	(55,646)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	391,084	(364,502)	26,582
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	451,592	(190,586)	261,006
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	275,994	(123,456)	152,538
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	904,275	(541,202)	363,073
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	756,757	(485,775)	270,982
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,402,668	(849,009)	553,659
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	904,275	(556,058)	348,217
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	113,334	(75,583)	37,751
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	102,223	(82,938)	19,285
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	137,232	(121,414)	15,818
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	274,463	(322,228)	(47,765)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	638,847	(287,723)	351,124
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	392,934	(228,568)	164,366
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	291,034	(137,742)	153,292
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	833,433	(603,235)	230,198
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	407,379	(276,171)	131,208
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	181,691	(93,971)	87,720
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	179,247	(112,596)	66,651
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	47,256	(29,713)	17,543
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	489,005	(215,078)	273,927
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	1,411,836	(982,265)	429,571
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	1,266,819	(877,594)	389,225
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	651,819	(292,478)	359,341
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	301,563	(137,508)	164,055
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	890,940	(600,719)	290,221
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	714,939	(477,906)	237,033
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	650,593	(417,633)	232,960
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	88,287	(103,573)	(15,286)
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	77,930	(109,720)	(31,790)

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	JPMorgan Chase Bank, N.A.	$5,100	1.00	%(1)	3/20/20	$113,334	$(74,254)	$39,080
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	111,112	(75,403)	35,709
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	115,556	(108,370)	7,186
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	137,232	(117,343)	19,889
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	137,232	(166,365)	(29,133)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	741,756	(440,446)	301,310
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	333,373	(182,453)	150,920
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	629,917	(414,400)	215,517
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(283,630)	(130,866)	(414,496)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(140,353)	(224,400)	(364,753)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(217,793)	(46,288)	(264,081)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(189,087)	(309,211)	(498,298)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(138,706)	(281,019)	(419,725)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(87,057)	(198,534)	(285,591)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(821,110)	(1,900,855)	(2,721,965)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(47,762)	(47,733)	(95,495)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(217,793)	(105,696)	(323,489)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(93,568)	(109,929)	(203,497)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(175,763)	(80,546)	(256,309)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(189,087)	(194,004)	(383,091)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(263,776)	(359,072)	(622,848)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(237,553)	(471,622)	(709,175)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(443,099)	(1,025,767)	(1,468,866)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(94,543)	(155,858)	(250,401)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(159,871)	(330,804)	(490,675)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(93,568)	(107,039)	(200,607)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(280,705)	(636,160)	(916,865)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(104,375)	—	(104,375)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(49,296)	—	(49,296)

Total						$22,510,081	$(31,583,632)	$(9,073,551)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $943,020,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Abbreviations:

WTI	–	West Texas Intermediate

Currency Abbreviations:

AED	–	United Arab Emirates Dirham
ALL	–	Albanian Lek
AMD	–	Armenian Dram
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound

LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
UGX	–	Ugandan Shilling
USD	–	United States Dollar
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2016
Unaffiliated investments, at value (identified cost, $4,439,312,557)	$4,550,007,348
Affiliated investment, at value (identified cost, $684,549,861)	684,676,146
Cash	56,215,168
Restricted cash*	64,993,546
Foreign currency, at value (identified cost, $27,935,034)	27,807,655
Interest and dividends receivable	75,569,147
Receivable for investments sold	13,086,604
Receivable for variation margin on open futures contracts	5,023,851
Receivable for variation margin on open centrally cleared swap contracts	791,287
Receivable for open forward foreign currency exchange contracts	80,038,669
Receivable for open swap contracts	39,907,087
Receivable for closed swap contracts	95,356
Premium paid on open non-centrally cleared swap contracts	33,573,111
Tax reclaims receivable	85,014
Total assets	$5,631,869,989

Liabilities
Cash collateral due to brokers	$30,302,920
Payable for reverse repurchase agreements	986,298
Written options outstanding, at value (premiums received, $14,845,493)	14,794,622
Payable for investments purchased	8,570,945
Payable for when-issued securities	5,024,000
Payable for securities sold short, at value (proceeds, $20,068,921)	18,539,619
Payable for open forward foreign currency exchange contracts	92,894,566
Payable for open swap contracts	25,920,213
Premium received on open non-centrally cleared swap contracts	17,236,261
Payable to affiliates:
Investment adviser fee	2,420,907
Trustees’ fees	5,780
Interest payable on securities sold short	198,178
Accrued foreign capital gains taxes	1,020,785
Accrued expenses and other liabilities	1,858,390
Total liabilities	$219,773,484
Net Assets applicable to investors’ interest in Portfolio	$5,412,096,505

Sources of Net Assets
Investors’ capital	$5,280,517,318
Net unrealized appreciation	131,579,187
Total	$5,412,096,505

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

51	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2016
Interest (net of foreign taxes, $1,461,708)	$245,131,774
Dividends (net of foreign taxes, $112,021)	986,490
Interest allocated from/dividends from affiliated investment	2,326,914
Expenses allocated from affiliated investment	(63,228)
Total investment income	$248,381,950

Expenses
Investment adviser fee	$25,675,145
Trustees’ fees and expenses	68,000
Custodian fee	2,783,155
Legal and accounting services	699,428
Interest expense and fees	466,866
Interest expense on securities sold short	917,344
Miscellaneous	214,755
Total expenses	$30,824,693

Net investment income	$217,557,257

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $331,444 and including a loss of $18,043,865 from precious metals)	$(59,180,844)
Investment transactions in/allocated from affiliated investment	28,331
Written options and swaptions	10,946,333
Securities sold short	(465,464)
Futures contracts	(72,482,036)
Swap contracts	(19,150,260)
Foreign currency and forward foreign currency exchange contract transactions	(100,740,732)
Non-deliverable bond forward contracts	491,435
Disposal of investments in violation of restrictions and net increase from payment by affiliate	0
Net realized loss	$(240,553,237)
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $325,642 and net increase of $19,184,173 from precious metals)	$224,223,353
Investments — affiliated investment	126,285
Written options and swaptions	(4,934,949)
Securities sold short	448,793
Futures contracts	25,518,459
Swap contracts	19,526,217
Foreign currency and forward foreign currency exchange contracts	(6,005,447)
Non-deliverable bond forward contracts	878,908
Net change in unrealized appreciation (depreciation)	$259,781,619

Net realized and unrealized gain	$19,228,382

Net increase in net assets from operations	$236,785,639

52	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$217,557,257	$203,891,394
Net realized gain (loss) from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and disposal of investments in violation of restrictions and net increase from payment by affiliate	(240,553,237)	103,259,492
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	259,781,619	(218,254,185)
Net increase in net assets from operations	$236,785,639	$88,896,701
Capital transactions —
Contributions	$1,321,776,863	$477,420,105
Withdrawals	(898,073,764)	(415,814,534)
Net increase in net assets from capital transactions	$423,703,099	$61,605,571

Net increase in net assets	$660,488,738	$150,502,272

Net Assets
At beginning of year	$4,751,607,767	$4,601,105,495
At end of year	$5,412,096,505	$4,751,607,767

53	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2016		2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.64%		0.67%	0.75%	0.92%	0.93%
Net investment income	4.54%		4.37%	3.92%	3.15%	4.10%
Portfolio Turnover	65%		66%	66%	56%	39%

Total Return	5.06	%(3)	1.99%	3.78%	(0.89)%	3.46%

Net assets, end of year (000’s omitted)	$5,412,097		$4,751,608	$4,601,105	$6,690,987	$7,220,340

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.03%, 0.11%, 0.31% and 0.30% for the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(3)	During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

54	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2016

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2016, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.9%, less than 0.05% and less than 0.05%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2016 were $60,480,108 or 1.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation. A summary of the Subsidiary’s financial information is presented below.

Subsidiary Financial Statement Information	Amount

Total assets	$60,533,003
Total liabilities	52,895
Net assets	60,480,108
Net investment income (loss)	(384,273)
Net realized gain (loss)	(6,302,636)
Net change in unrealized appreciation (depreciation)	18,981,061
Net increase (decrease) in net assets from operations	12,294,152

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

55

Global Macro Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding

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of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At October 31, 2016, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are

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adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the

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Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

Q  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

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T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2016, the Portfolio’s investment adviser fee amounted to $25,675,145 or 0.54% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the year ended October 31, 2016, BMR reimbursed the Portfolio $19,562 for a loss on the sale of investment securities not meeting investment guidelines of the Portfolio and $7,373 for a trading error. The effect of the losses incurred and the reimbursements by BMR of such amounts had no impact on total return.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2016 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$3,052,653,913	$2,411,564,900
U.S. Government and Agency Securities	6,301,339	225,588,322

	$3,058,955,252	$2,637,153,222

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,357,955,924

Gross unrealized appreciation	$13,959,556
Gross unrealized depreciation	(82,760,051)

Net unrealized depreciation	$(68,800,495)

The net unrealized appreciation (depreciation) on derivative contracts, foreign currency transactions, securities sold short and accrued foreign capital gains taxes at October 31, 2016 on a federal income tax basis was $12,436,742.

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5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2016 is included in the Consolidated Portfolio of Investments. At October 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Written options and swaptions activity for the year ended October 31, 2016 was as follows:

	Numbers of Contracts	Principal Amount of Contracts (000’s omitted)	Notional Amount — Swaptions (000’s omitted)	Premiums Received

Outstanding, beginning of year	603	$579,742	$75,563	$49,378,427
Options written	—	210,180	—	5,921,905
Options terminated in closing purchase transactions	(326)	(173,230)	(75,563)	(24,898,911)
Options exercised	—	(103,529)	—	(5,329,720)
Options expired	(277)	(302,893)	—	(10,226,208)

Outstanding, end of year	—	$210,270	$—	$14,845,493

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $130,810,350. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $47,679,476 at October 31, 2016.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

61

Global Macro Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2016. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2016 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$8,840	$—	$7,071,423	$20,887,615	$—	$27,967,878
Net unrealized appreciation*	10,018,519	522,486	—	—	25,556,993	36,097,998
Receivable for open forward foreign currency exchange contracts	—	—	—	80,038,669	—	80,038,669
Receivable/payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	35,004,042	—	—	18,440,844	53,444,886

Total Asset Derivatives	$10,027,359	$35,526,528	$7,071,423	$100,926,284	$43,997,837	$197,549,431

Derivatives not subject to master netting or similar agreements	$10,027,359	$522,486	$—	$—	$25,556,993	$36,106,838

Total Asset Derivatives subject to master netting or similar agreements	$—	$35,004,042	$7,071,423	$100,926,284	$18,440,844	$161,442,593

	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$—	$—	$—	$(14,794,622)	$—	$(14,794,622)
Net unrealized appreciation*	(1,323,099)	(2,251,588)	(329,045)	—	(12,432,047)	(16,335,779)
Payable for open forward foreign currency exchange contracts	—	—	—	(92,894,566)	—	(92,894,566)
Payable/receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	(18,337,230)	—	—	(4,783,932)	(23,121,162)

Total Liability Derivatives	$(1,323,099)	$(20,588,818)	$(329,045)	$(107,689,188)	$(17,215,979)	$(147,146,129)

Derivatives not subject to master netting or similar agreements	$(1,323,099)	$(2,251,588)	$(329,045)	$—	$(12,432,047)	$(16,335,779)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(18,337,230)	$—	$(107,689,188)	$(4,783,932)	$(130,810,350)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable for variation margin.

62

Global Macro Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Australia and New Zealand Banking Group Limited	$70,857	$(70,857)	$—	$—	$—
Bank of America, N.A.	18,765,689	(5,351,167)	(13,414,522)	—	—
Barclays Bank PLC	4,551,365	(4,551,365)	—	—	—
BNP Paribas	11,500,519	(11,500,519)	—	—	—
Citibank, N.A.	7,206,661	(7,206,661)	—	—	—
Credit Suisse International	4,584,524	(811,832)	(3,772,692)	—	—
Deutsche Bank AG	31,745,266	(26,366,768)	(5,143,066)	(235,432)	—
Goldman Sachs International	38,642,823	(12,535,626)	(26,107,197)	—	—
HSBC Bank USA, N.A.	1,224,470	(636,192)	(588,278)	—	—
ICBC Standard Bank plc	41,746	(41,746)	—	—	—
JPMorgan Chase Bank, N.A.	9,535,425	(3,520,475)	—	(6,014,950)	—
Morgan Stanley & Co. International PLC	272,136	(194,332)	(77,804)	—	—
Nomura International PLC	2,463,833	(1,614,879)	(750,246)	—	98,708
Standard Chartered Bank	29,708,073	(17,839,888)	—	(11,868,185)	—
The Bank of Nova Scotia	269,681	(269,681)	—	—	—
UBS AG	859,525	—	—	—	859,525

	$161,442,593	$(92,511,988)	$(49,853,805)	$(18,118,567)	$958,233

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Australia and New Zealand Banking Group Limited	$(305,375)	$70,857	$234,518	$—	$—
Bank of America, N.A.	(5,351,167)	5,351,167	—	—	—
Barclays Bank PLC	(5,850,415)	4,551,365	841,532	—	(457,518)
BNP Paribas	(19,737,151)	11,500,519	5,762,439	—	(2,474,193)
Citibank, N.A.	(34,071,857)	7,206,661	26,865,196	—	—
Credit Suisse International	(811,832)	811,832	—	—	—
Deutsche Bank AG	(26,366,768)	26,366,768	—	—	—
Goldman Sachs International	(12,535,626)	12,535,626	—	—	—
HSBC Bank USA, N.A.	(636,192)	636,192	—	—	—
ICBC Standard Bank plc	(1,344,024)	41,746	1,302,278	—	—
JPMorgan Chase Bank, N.A.	(3,520,475)	3,520,475	—	—	—
Morgan Stanley & Co. International PLC	(194,332)	194,332	—	—	—
Nomura International PLC	(1,614,879)	1,614,879	—	—	—
Standard Chartered Bank	(17,839,888)	17,839,888	—	—	—
The Bank of Nova Scotia	(630,369)	269,681	—	—	(360,688)

	$(130,810,350)	$92,511,988	$35,005,963	$—	$(3,292,399)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

63

Global Macro Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at October 31, 2016 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2016 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate
Net realized gain (loss) —
Investment transactions	$—	$—	$(4,359,140)	$(12,759,613)	$974,269
Futures contracts	11,741,231	—	(9,465,723)	—	(74,757,544)
Written options and swaptions	—	—	2,287,150	7,939,058	720,125
Swap contracts	—	(18,858,926)	—	—	(291,334)
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	(98,328,496)	—

Non-deliverable bond forward contracts	—	—	—	—	491,435

Total	$11,741,231	$(18,858,926)	$(11,537,713)	$(103,149,051)	$(72,863,049)
Change in unrealized appreciation (depreciation) —
Investments	$(363,312)	$—	$1,136,748	$(2,876,443)	$439,451
Futures contracts	157,733	—	(1,618,411)	—	26,979,137
Written options and swaptions	—	—	(20,434)	(4,404,202)	(510,303)
Swap contracts	—	(6,746,982)	—	—	26,273,199
Foreign currency and forward foreign currency exchange contracts	—	—	—	(5,729,868)	—

Non-deliverable bond forward contracts	—	—	—	—	878,908

Total	$(205,579)	$(6,746,982)	$(502,097)	$(13,010,513)	$54,060,392

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$73,455,000	$1,734,844,000	$5,753,469,000	$1,828,000	$17,802,000	$5,735,057,000

The average principal amount of purchased currency options contracts and average number of purchased options contracts outstanding during the year ended October 31, 2016, which are indicative of the volume of these derivative types, were approximately $727,664,000 and 1,640 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $545 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2016.

64

Global Macro Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of October 31, 2016 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral

JPMorgan Chase Bank, N.A.	10/24/16	On Demand	(0.75)%	$986,298	$986,298	$1,104,253

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

For the year ended October 31, 2016, the average borrowings under settled reverse repurchase agreements and the average interest rate received were approximately $7,347,000 and 0.54%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2016.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of October 31, 2016.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)
JPMorgan Chase Bank, N.A.	$19,350,232	$(986,298)	$(18,363,934)	$—

	$19,350,232	$(986,298)	$(18,363,934)	$—

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)
JPMorgan Chase Bank, N.A.	$(986,298)	$986,298	$—	$—

	$(986,298)	$986,298	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

65

Global Macro Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$3,779,643,616	$—	$3,779,643,616
Foreign Corporate Bonds	—	78,558,937	—	78,558,937
Sovereign Loans (Less Unfunded Loan Commitments)	—	16,987,425	51,877,351	68,864,776
Corporate Bonds & Notes	—	579,693	—	579,693
Collateralized Mortgage Obligations	—	36,848,227	—	36,848,227
Mortgage Pass-Throughs	—	309,997,836	—	309,997,836
U.S. Treasury Obligations	—	1,915,137	—	1,915,137
Common Stocks	61,480,911	33,336,209 **	—	94,817,120
Currency Options Purchased	—	20,887,615	—	20,887,615
Call Options Purchased	8,840	7,071,423	—	7,080,263
Short-Term Investments —
Foreign Government Securities	—	55,475,192	—	55,475,192
U.S. Treasury Obligations	—	75,988,704	—	75,988,704
Repurchase Agreements	—	19,350,232	—	19,350,232
Other	—	684,676,146	—	684,676,146

Total Investments	$61,489,751	$5,121,316,392	$51,877,351	$5,234,683,494

Forward Foreign Currency Exchange Contracts	$—	$80,038,669	$—	$80,038,669
Futures Contracts	17,262,960	—	—	17,262,960
Swap Contracts	—	77,144,487	—	77,144,487

Total	$78,752,711	$5,278,499,548	$51,877,351	$5,409,129,610
Liability Description

Currency Options Written	$—	$(14,794,622)	$—	$(14,794,622)
Securities Sold Short	—	(18,539,619)	—	(18,539,619)
Forward Foreign Currency Exchange Contracts	—	(92,894,566)	—	(92,894,566)
Futures Contracts	(1,402,624)	(249,520)	—	(1,652,144)
Swap Contracts	—	(35,943,783)	—	(35,943,783)

Total	$(1,402,624)	$(162,422,110)	$—	$(163,824,734)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2016 is not presented. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

66

Global Macro Portfolio

October 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2016, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and sovereign loans owned as of October 31, 2016, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio and subsidiary as of October 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2016

67

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

68

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

69

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Michael A. Cirami 1975	President of the Portfolio	2012	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)	During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)	Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

70

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

71

This Page Intentionally Left Blank

Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041      10.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice

President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/15	10/31/16
Audit Fees	$109,107	$111,828
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$38,009	$47,459
All Other Fees(3)	$0	$0

Total	$147,116	$159,287

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/15	10/31/16
Registrant	$38,009	$47,459
Eaton Vance(1)	$46,000	$56,434

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date: December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 22, 2016

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date: December 22, 2016